John Hancock Funds

Global
Marketplace
Fund

SEMI-ANNUAL REPORT

April 30, 1997

TRUSTEES
Edward J. Boudreau, Jr.
Dennis S. Aronowitz*
Richard P. Chapman, Jr.*
William J. Cosgrove*
Douglas M. Costle*
Leland O. Erdahl*
Richard A. Farrell*
Gail D. Fosler*
William F. Glavin*
Anne C. Hodsdon
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt*
Richard S. Scipione
Edward J. Spellman*
*Members of the Audit Committee

OFFICERS
Edward J. Boudreau, Jr.
Chairman and Chief Executive Officer
Robert G. Freedman
Vice Chairman and
Chief Investment Officer
Anne C. Hodsdon
President
James B. Little
Senior Vice President and
Chief Financial Officer
Susan S. Newton
Vice President and Secretary
James J. Stokowski
Vice President and Treasurer
Thomas H. Connors
Second Vice President and
Compliance Officer

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

INVESTMENT ADVISER
John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109



CHAIRMAN'S MESSAGE

DEAR FELLOW SHAREHOLDERS:

After two years of spectacular performance, the stock market in 1997 has given investors its starkest reminder in a while of one of investing's basic tenets: markets move down as well as up. It's understandable if investors had lost sight of that fact. The bull market that began six years ago has given investors annual double-digit returns and more modest price declines than usual. And in the two years encompassing 1995 and 1996, the S&P 500 Index gained more than 50%. This Pollyanna environment has tracked along with a sustained economic recovery, now in its seventh year, that has been marked by moderate growth, low interest rates and tame inflation.

But recently, many have begun to wonder about this bull market. Since reaching new highs in early March, the Dow Jones Industrial Average tumbled by more than 7% at the end of March and wiped out nearly all it had gained since the start of the year. It was the worst decline that the market had seen since 1990. In early April, the Dow was down by 9.8%, within shouting distance of a 10% correction. By the end of the month, it had bounced back into record territory again.

As the market continues to fret over interest rates and inflation, investors should be prepared for more volatility. It also makes sense to do something we've always advocated: set realistic expectations. Keep in mind that the stock market's historic yearly average has been about 10%, not the 20%-plus annual average of the last two years or even the 16% annual average over the last 10 years. Remember that the kind of market volatility we've seen lately is more like the way the market really works. Fluctuations go with the territory. And market corrections can be healthy, serving to bring inflated stock prices down to more reasonable levels, thereby reducing some of the market's risk.

Use this time of heightened volatility as an opportunity to review your portfolio's asset allocations with your investment professional. Make sure that your investment strategies reflect your individual time horizons, objectives and risk tolerance, and that they are based upon your needs. Despite turbulence, one thing remains constant. A well-constructed plan and a cool head can be the best tools for reaching your financial goals.

Sincerely,

/S/ EDWARD J. BOUDREAU, JR.

EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER

A 1 1/4" x 1" photo of Edward J. Boudreau Jr., Chairman and Chief Executive Officer, flush right, next to second paragraph.



BY BERNICE S. BEHAR, CFA, PORTFOLIO MANAGER

John Hancock
Global Marketplace Fund

Retailers struggling to attract consumers;
Fund shifting focus toward more resilient companies

In a market that overflows with shopping options, many retailers find themselves hard-pressed to attract consumers. In order to distinguish themselves these days, companies involved in the manufacture or distribution of goods and services must dominate their category, offer unique goods or services, or occupy a unique niche. Many times, the companies that best fit the bill are small companies with aggressive- growth prospects. Since stock prices generally follow earnings, we believe that fast-growing retail companies tend to offer the best upside over the long term. And although adhering to those criteria generally has rewarded us in the past, it did not do so during the past six months.

Why? Aggressive-growth stocks of all kinds fell out of favor. While investors' seemingly insatiable appetite for large-company stocks buoyed the big-capitalization Dow Jones Industrial Average to consecutive new records, aggressive- growth stocks went into a tailspin as investors were increasingly less willing to pay the high prices for them. Rather, they tended to migrate to large, blue-chip company stocks that they felt offered more stable and predictable earnings at a lower price. For the six-month period ended April 30, 1997, the Dow Jones Industrials rose 17.42% while the Russell 2000 Index -- a broad measure of small-company stock performance -- posted a slight gain of 1.61%. Although John Hancock Global Marketplace Fund has no market capitalization restriction, our bias toward fast-growing growth stocks hurt us in an environment that favored value-oriented stocks.

"Aggressive-
growth
stocks of all
kinds fell out
of favor."

A 2 1/4" x 3 1/2" photo of Fund management team at bottom right. Caption reads: "Bernice Behar ( r ) and Fund management team members Robert Hallisey
(l) and William Maffie (center)."

Chart with heading "Top Five Common Stock Holdings" at top of left hand column. The chart lists five holdings: 1) CVS Corp. 3.3% 2) Carrefour 3.0%
3) Kohl's Corp. 2.9% 4) PizzaExpress 2.8% 5) PetSmart 1.9%. A footnote below reads "As a percentage of net assets on April 30, 1997."

Performance review

In our annual report to you six months ago, we were pleased to report returns for the year on the order of 28%. But the past six months have served as a reminder that aggressive-growth-company stocks are not immune to the vagaries of the market and that they can also go down. For the six months ended April 30, 1997, John Hancock Global Marketplace Fund's Class A and Class B shares had total returns of -6.79% and -7.03%, respectively, at net asset value, lagging the average global fund. Please see pages six and seven for longer-term performance information. Because of a typically higher exposure to Latin American companies -- which posted some of the best gains across the globe -- the average global fund outpaced the Fund with a return of 6.83% for the same period, according to Lipper Analytical Services, Inc.1

The Fund
boosted its
stake in
"defensive"
companies.

Table entitled "Scorecard" at bottom of left hand column. The header for the left column is "Investments"; the header for the right column is "Recent performance ... and what's behind the numbers." The first listing is Avon Products followed by a down arrow and the phrase "Weakness in Brazilian sales." The second listing is Delia's followed by an up arrow and the phrase "Leading catalogue company aimed at teens." The third listing is CVS followed by an up arrow and the phrase "Acquisition of Revco = lower costs, bigger market share." Footnote below reads: "See "Schedule of Investments." Investment holdings are subject to change."

Among our hardest-hit holdings were technology-related stocks, including CompUSA. Even though computer sales remained healthy and the company posted earnings and growth in line with expectations, an across-the-board sell-off in technology stocks dragged the stock price of the nation's largest computer retail chain down with it. Although we had cut our CompUSA holdings in half, locking in gains prior to the downdraft, we held onto the remainder of our position based on our view of the company's future growth prospects. Our patience was rewarded shortly after the period ended when CompUSA's stock price retraced some of its losses. We also were hurt by our exposure to outdoor advertising companies, which suffered from a bout of profit taking at the end of 1996 after soaring to astronomical heights earlier.

But the period also saw its share of winners. One of our best performers was CVS, which sells prescription drugs and health and beauty aids in stores in the U.S., the United Kingdom, Czech Republic, Slovakia, Mexico and Singapore. Jones Apparel Group, the designer and manufacturer of women's sportswear, rose on the successful introduction of the Lauren line of clothing, licensed by Ralph Lauren. Shoe companies Converse, which we sold during the period, and Wolverine, manufacturer of Hush Puppies, benefited from a resurgence in popularity of their products.

Defensive moves

The current U.S. economic expansion is long by historical measures and consumer debt is high. If the economy slows, a slowdown in consumer spending is likely. So during the period, we sold many apparel companies and department stores, replacing them with "defensive" companies that are more resilient in a slower economy. In addition to CVS, we bought Costco Cos., which operates a chain of cash-and-carry membership warehouses and sells nationally branded and private-label merchandise, and supermarket chains Riser Foods and Quality Foods.

Bar chart with heading "Fund Performance" at top of left hand column. Under the heading is the footnote "For the six months ended April 30, 1997." The chart is scaled in increments of 5% from bottom to top, with 10% at the top and -10% at the bottom. Within the chart there are three solid bars. The first represents the -6.79% total return for the John Hancock Global Marketplace
Fund: Class A. The second represents the -7.03% total return for the John Hancock Global Marketplace Fund: Class B. The third represents the 6.83% total return for the average global fund. A footnote below reads: "The total returns for John Hancock Global Marketplace Fund are at net asset value with all distributions reinvested. The average global fund is tracked by Lipper Analytical Services. (1) See the following two pages for historical performance information."

To help sidestep any potential slowdown in the U.S. and to take advantage of faster-growing economies, we increased our international holdings. Some of our largest holdings include supermarket chain Disco in Latin America, and French companies Grand Optical Photoservice and Carrefour.

One area of apparel that remains particularly attractive to us is the juniors' market. A rekindled passion for fashion has brought this sector back to life. With the collapse of stores such as Merry Go Round earlier in the decade, the number of stores that cater to this market has shrunk. Meanwhile, the teen population is growing and its purchasing power has increased. To take advantage of these trends we invested in Hot Topic, a specialty retailer of music-licensed apparel, accessories and gifts; and dELiA*s, a juniors catalog merchant.

Outlook

In our view, there are still lots of opportunities to be found in the global marketplace. In the short-term, we expect that consumer spending will remain somewhat sluggish, and could potentially fall if the economy weakens. Nonetheless, we'll continue to pursue fast-growing retail companies worldwide. We'll keep our focus on those with unique products, or innovative methods of distributing their products and services, with an eye toward those that can continue to prosper even if spending weakens. Our sense is that these companies will be the strongest retail players in the years to come.

"...there are
still lots of
opportunities
to be found
in the global
marketplace."

------------------------------------------------------------------------------
This commentary reflects the views of the portfolio manager through the end of the Fund's period discussed in this report. Of course, the manager's views are subject to change as market and other conditions warrant.

International investing involves special risks such as political and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper Analytical Services, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

A LOOK AT PERFORMANCE

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock Global Marketplace Fund. Total return is a performance measure that equals the sum of all income and capital gains dividends, assuming reinvestment of these distributions, and the change in the price of the Fund's shares, expressed as a percentage of the Fund's net asset value per share. Performance figures include the maximum applicable sales charge of 5% for Class A shares. The effect of the maximum contingent-deferred sales charge for Class B shares (5% and declining to 0% over six years) is included in Class B performance. Remember that all figures represent past performance and are no guarantee of how the Fund will perform in the future. Also, keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

CUMULATIVE TOTAL RETURNS
For the period ended March 31, 1997
                                                   ONE        LIFE OF
                                                   YEAR        FUND
                                                ----------   ----------
John Hancock Global Marketplace Fund: Class A     (5.49%)     60.29%(1)
John Hancock Global Marketplace Fund: Class B     (6.13%)     14.66%(2)

AVERAGE ANNUAL TOTAL RETURNS
For the period ended March 31, 1997

                                                   ONE        LIFE OF
                                                   YEAR        FUND
                                                ----------   ----------
John Hancock Global Marketplace Fund: Class A(3)  (5.49%)     20.77%(1)
John Hancock Global Marketplace Fund: Class B(3)  (6.13%)     12.18%(2)

Notes to Performance

(1) Class A shares commenced on September 29, 1994.
(2) Class B shares commenced on January 22, 1996.
(3) Effective September 9, 1994, the Adviser has voluntarily undertaken to limit the Fund's expenses, including the management fee (but not including the transfer agent fee and 12b-1 fee) to 0.90% of the Fund's daily net asset value. Without the limitations of expenses, the average annual total return for the one-year period and since inception would have been (5.81%) and 17.20% for Class A shares and (6.45%) and 11.09% for Class B shares, respectively.

WHAT HAPPENED TO A $10,000 INVESTMENT...

The charts on the right show how much a $10,000 investment in John Hancock Global Marketplace Fund would be worth on April 30, 1997, assuming you invested on the day each class of shares started and have reinvested all distributions. For comparison, we've shown the same $10,000 investment in both the Standard & Poor's 500 Stock Index and the Morgan Stanley World Index. The Standard & Poor's 500 Stock Index is an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance. The Morgan Stanley World Index is an unmanaged index that measures the performance of a diverse range of global stock markets.

Global Marketplace Fund
Class A shares

Line chart with the heading Global Marketplace Fund: Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are four lines.

The first line represents the Standard & Poor's 500 Stock Index, and is equal to $17,946 as of April 30, 1997. The second line represents the value of the Global Marketplace Fund, before sales charge, and is equal to $16,842 as of April 30, 1997. The third line represents the value of the hypothetical $10,000 investment made in the Global Marketplace Fund on September 29, 1994, after sales charge, and is equal to $16,000 as of April 30, 1997. The fourth line represents the Morgan Stanley World Index and is equal to $13,881 as of April 30, 1997.


Global Marketplace Fund
Class B shares

Line chart with the heading Global Marketplace Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are four lines.

The first line represents the value of the Standard & Poor's 500 Stock Index and is equal to $13,378 as of April 30, 1997. The second line represents the value of the Global Marketplace Fund, before sales charge, and is equal to $11,841 as of April 30, 1997. The third line represents the value of the hypothetical $10,000 investment made in the Global Marketplace Fund, after sales charge, on January 22, 1996, and is equal to $11,821 as of April 30, 1997. The fourth line represents the Morgan Stanley World Index and is equal to $11,441 as of April 30, 1997.



FINANCIAL STATEMENTS

John Hancock Funds - Global Marketplace Fund

The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on April 30, 1997. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
April 30, 1997 (Unaudited)
-------------------------------------------------------------------------------
Assets:
Investments at value - Note C:
Common stocks (cost - $41,314,495)                                $  44,524,544
Joint repurchase agreement (cost - $7,921,000)                        7,921,000
                                                                  -------------
                                                                     52,445,544
Cash                                                                        183
Foreign currency, at value (cost - $9,444)                                9,428
Receivable for shares sold                                               49,411
Receivable for forward foreign currency exchange
contracts sold - Note A                                                      10
Dividends receivable                                                      9,730
Interest receivable                                                       1,183
Foreign tax receivable                                                    7,916
Deferred organization expenses - Note A                                   3,505
Other assets                                                                 14
                                                                  -------------
Total Assets                                                         52,526,924
-------------------------------------------------------------------------------
Liabilities:
Payable for investments purchased                                       936,798
Payable for shares repurchased                                            6,359
Payable to John Hancock Advisers, Inc.
and affiliates - Note B                                                  46,649
Accounts payable and accrued expenses                                    47,628
                                                                  -------------
Total Liabilities                                                     1,037,434
-------------------------------------------------------------------------------
Net Assets:
Capital paid-in                                                   $  54,878,973
Accumulated net realized loss on investments
and foreign currency transactions                                (    6,291,728)
Net unrealized appreciation of investments
and foreign currency transactions                                     3,209,765
Accumulated net investment loss                                  (      307,520)
                                                                  -------------
Net Assets                                                        $  51,489,490
===============================================================================

Net Asset Value Per Share:
(Based on net asset values and shares of
beneficial interest outstanding - unlimited
number of shares authorized with no par
value, respectively)
Class A - $22,378,657 / 1,568,073                                 $      14.27
===============================================================================
Class B - $29,110,833 / 2,057,887                                 $      14.15
===============================================================================
Maximum Offering Price Per Share *
Class A - ($14.27 x 105.26%)                                      $      15.02
===============================================================================
* On single retail sales of less than $50,000.  On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.



The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Statement of Operations
Six months ended April 30, 1997 (Unaudited)
-----------------------------------------------------------------------
Investment Income:
Dividends (net of foreign withholding taxes of $5,557)      $   130,011
Interest                                                        109,590
                                                            -----------
                                                                239,601
Expenses:
Investment management fee - Note B                              217,546
Distribution and service fee - Note B
  Class A                                                        35,554
  Class B                                                       153,419
Transfer agent fee - Note B                                     110,268
Custodian fee                                                    39,659
Registration and filing fees                                     21,692
Auditing fee                                                     15,125
Printing                                                         12,057
Financial services fee - Note B                                   5,099
Trustees' fees                                                    2,241
Miscellaneous                                                     1,030
Legal fees                                                          768
Organization expense - Note A                                       720
                                                            -----------
Total Expenses                                                  615,178
-----------------------------------------------------------------------
Less Expense Reductions - Note B                           (     68,057)
-----------------------------------------------------------------------
Net Expenses                                                    547,121
-----------------------------------------------------------------------
Net Investment Loss                                        (    307,520)
-----------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions:
Net realized loss on investments sold                      (  4,232,427)
Net realized gain on foreign currency transactions                2,150
Change in net unrealized appreciation/depreciation
of investments                                                  696,280
Change in net unrealized appreciation/depreciation
of foreign currency transactions                           (      8,088)
                                                            -----------
Net Realized and Unrealized
Loss on Investments and
Foreign Currency Transactions                              (  3,542,085)
=======================================================================
Net Decrease in Net Assets
Resulting from Operations                                  ( $3,849,605)
=======================================================================

See notes to financial statements.


The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment and foreign currency gains and losses, distributions paid to shareholders, if any, and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested, if any, and repurchased during the last three periods, along with the corresponding dollar value.

Statement of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                PERIOD FROM       SIX MONTHS ENDED
                                                                             YEAR ENDED     SEPTEMBER 1, 1996 TO   APRIL 30, 1997
                                                                          AUGUST 31, 1996    OCTOBER 31, 1996(1)    (UNAUDITED)
                                                                          ---------------    ------------------    ------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment loss                                                         ($     91,821)     ($     88,237)     ($    307,520)
Net realized loss on investments sold and foreign currency transactions
                                                                            (     802,118)     (   1,264,001)     (   4,230,277)
Change in net unrealized appreciation/depreciation of investments and
foreign currency transactions                                                   1,009,211          1,314,259            688,192
                                                                             ------------       ------------       ------------
Net Increase (Decrease) in Net Assets Resulting from Operations                   115,272      (      37,979)     (   3,849,605)
                                                                             ------------       ------------       ------------
From Fund Share Transactions - Net*                                            38,385,073         12,741,407          3,423,722
                                                                             ------------       ------------       ------------
Net Assets:
Beginning of period                                                               711,600         39,211,945         51,915,373
                                                                             ------------       ------------       ------------
End of period
(including net investment loss of none; none; and $307,520, respectively)    $ 39,211,945       $ 51,915,373       $ 51,489,490
                                                                             ============       ============       ============
* Analysis of Fund Share Transactions:

                                                                       PERIOD FROM                    SIX MONTHS ENDED
                                      YEAR ENDED                  SEPTEMBER 1, 1996 TO                 APRIL 30, 1997
                                   AUGUST 31, 1996                 OCTOBER 31, 1996(1)                  (UNAUDITED)
                             ---------------------------       ---------------------------       ---------------------------
                               SHARES           AMOUNT            SHARES           AMOUNT           SHARES           AMOUNT
                             ---------       -----------       ---------       -----------       ---------       -----------
Class A
Shares sold                  1,349,557       $20,373,589         684,738       $10,778,771         651,621       $ 9,780,468
Less shares repurchased     (  292,024)     (  4,386,051)     (  381,164)     (  6,000,820)     (  506,601)     (  7,492,608)
                             ---------       -----------       ---------       -----------       ---------       -----------
Net Increase                 1,057,533       $15,987,538         303,574       $ 4,777,951         145,020       $ 2,287,860
                             =========       ===========       =========       ===========       =========       ===========
Class B **
Shares sold                  1,569,827       $23,824,449         555,243       $ 8,755,160         654,404       $ 9,742,597
Less shares repurchased     (   95,769)     (  1,426,914)     (   50,082)     (    791,704)     (  575,736)     ($ 8,606,735)
Net Increase                 1,474,058       $22,397,535         505,161       $ 7,963,456          78,668       $ 1,135,862

**  Class B commenced operations on January 22, 1996.

(1) Effective October 31, 1996, the fiscal period end changed from August 31 to October 31.

See notes to financial statements.



Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
----------------------------------------------------------------------------------------------------------------------------------
                                                   FOR THE PERIOD
                                                 SEPTEMBER 29, 1994
                                                   (COMMENCEMENT                          PERIOD FROM           SIX MONTHS ENDED
                                                   OF OPERATIONS)      YEAR ENDED      SEPTEMBER 1, 1996         APRIL 30, 1997
                                                 TO AUGUST 31, 1995  AUGUST 31, 1996  TO OCTOBER 31, 1996(8)      (UNAUDITED)
                                                 ------------------  ---------------  ----------------------  --------------------
CLASS A
Per Share Operating Performance
Net Asset Value, Beginning of Period                  $  8.50            $ 11.49            $ 15.16                 $ 15.31
                                                      -------            -------            -------                 -------
Net Investment Income (Loss) (1)                         0.01           (   0.08)          (   0.02)               (   0.05)
Net Realized and Unrealized Gain on Investments and
Foreign Currency Transactions                            3.01               3.75               0.17                (   0.99)
                                                      -------            -------            -------                 -------
Total from Investment Operations                         3.02               3.67               0.15                (   1.04)
                                                      -------            -------            -------                 -------
Less Distributions:
Dividends from Net Investment Income                 (   0.01)                --                 --                      --
Distributions in Excess of Net Investment Income     (   0.02)                --                 --                      --
                                                      -------            -------            -------                 -------
Total Distributions                                  (   0.03)                --                 --                      --
                                                      -------            -------            -------                 -------
Net Asset Value, End of Period                        $ 11.49            $ 15.16            $ 15.31                 $1 4.27
                                                      =======            =======            =======                 =======
Total Investment Return at Net Asset Value (2)         35.61%(4)          31.94%              0.99%(4)             (  6.79%)(4)
Total Adjusted Investment Return
at Net Asset Value (2,3)                               28.69%(4)          29.69%              0.89%(4)             (  6.91%)(4)

Ratios and Supplemental Data
Net Assets, End of Period (000s omitted)              $   712            $16,966            $21,782                 $22,379
Ratio of Expenses to Average Net Assets                 1.50%(5)           1.45%              1.54%(5)                1.62%(5)
Ratio of Adjusted Expenses
to Average Net Assets (6)                               9.00%(5)           3.70%              2.12%(5)                1.87%(5)
Ratio of Net Investment Income (Loss)
to Average Net Assets                                   0.06%(5)        (  0.57%)          (  0.70%)(5)            (  0.74%)(5)
Ratio of Adjusted Net Investment Loss to
Average Net Assets (6)                               (  7.44%)(5)       (  2.82%)          (  1.28%)(5)            (  0.99%)(5)
Portfolio Turnover Rate                                   63%                52%                12%                     76%
Average Broker Commission Rate (7)                        N/A            $0.0140            $0.0079                 $0.0144
Fee Reduction Per Share (1)                           $  0.65            $  0.31            $  0.02                 $  0.02

The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated: net investment income, gains (losses), distributions of the Fund, and total investment return of the Fund. It shows how the Fund's net asset value for a share has changed since the end of the previous period. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

See notes to financial statements.


Financial Highlights (continued)
----------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE PERIOD       PERIOD FROM           SIX MONTHS ENDED
                                                                    JANUARY 22, 1996    SEPTEMBER 1, 1996        APRIL 30, 1997
                                                                   TO AUGUST 31, 1996  TO OCTOBER 31, 1996(8)      (UNAUDITED)
                                                                   ------------------  ----------------------  --------------------
CLASS B
Per Share Operating Performance
Net Asset Value, Beginning of Period                                     $ 11.95             $ 15.09                $ 15.22
                                                                         -------             -------                -------

Net Investment Loss (1)                                                 (   0.11)           (   0.04)              (   0.11)
Net Realized and Unrealized Gain on Investments and
Foreign Currency Transactions                                               3.25                0.17               (   0.96)
                                                                         -------             -------                -------
Total from Investment Operations                                            3.14                0.13               (   1.07)
                                                                         -------             -------                -------
Net Asset Value, End of Period                                           $ 15.09             $ 15.22                $ 14.15
                                                                         =======             =======                =======

Total Investment Return at Net Asset Value (2)                            26.28%(4)            0.86%(4)            (  7.03%)(4)
Total Adjusted Investment Return at Net Asset Value (2,3)                 25.50%(4)            0.76%(4)            (  7.15%)(4)

Ratios and Supplemental Data
Net Assets, End of Period (000s omitted)                                 $22,246             $30,133                $29,111
Ratio of Expenses to Average Net Assets                                    2.15%(5)            2.24%(5)               2.32%(5)
Ratio of Adjusted Expenses to Average Net Assets (6)                       3.49%(5)            2.82%(5)               2.57%(5)
Ratio of Net Investment Loss to Average Net Assets                      (  1.28%)(5)        (  1.42%)(5)           (  1.44%)(5)
Ratio of Adjusted Net Investment Loss to
Average Net Assets (6)                                                  (  2.62%)(5)        (  2.00%)(5)           (  1.69%)(5)
Portfolio Turnover Rate                                                      52%                 12%                    76%
Average Broker Commission Rate (7)                                       $0.0140             $0.0079                $0.0144
Fee Reduction Per Share (1)                                              $  0.11             $  0.02                $  0.02

(1) Based on the average of the shares outstanding at the end of each month.
(2) Assumes dividend reinvestments and does not reflect the effect of sales charges.
(3) An estimated total return calculation that does not take into consideration reductions by the Adviser during the periods shown.
(4) Not annualized.
(5) On an annualized basis.
(6) Unreimbursed, without fee reduction.
(7) Per portfolio share traded. Required for fiscal years that began September
    1, 1995, or later.
(8) Effective October 31, 1996, the fiscal period end changed from August 31 to October 31.

See notes to financial statements.



Schedule of Investments
April 30, 1997 (Unaudited)
----------------------------------------------------------------------------------------------------------------------------------
The Schedule of Investments is a complete list of all securities owned by the
Global Marketplace Fund on April 30, 1997. It's divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                                         MARKET
ISSUER, DESCRIPTION                              NUMBER OF SHARES        VALUE
-------------------                              ----------------     -----------
COMMON STOCKS
Advertising (1.41%)
Outdoor Systems, Inc.*                                     26,250     $   728,438
                                                                      -----------
Auto - Leasing / Rentals (0.28%)
Budget Group, Inc. *                                        6,400         144,000
                                                                      -----------
Beverages - Alcoholic (1.89%)
Mondavi (Robert) Corp. (Class A)*                          26,000         975,000
                                                                      -----------
Consumer Products Miscellaneous (2.60%)
Samsonite Corp.*                                           32,200       1,336,300
                                                                      -----------
Diversified Operations (1.49%)
Moulin International Holdings Ltd.
(Hong Kong)                                             1,006,730         766,760
                                                                      -----------
Leisure (4.99%)
Disney (Walt) Co., (The)                                   15,000       1,230,000
Premier Parks Inc.*                                        24,900         737,663
Silicon Gaming, Inc.*                                      44,000         599,500
                                                                      -----------
                                                                        2,567,163
                                                                      -----------
Printing - Commercial (1.60%)
Mail-Well, Inc.*                                           30,000         821,250
                                                                      -----------
Real Estate Operations (1.06%)
Central Parking Corp.                                      19,800         544,500
                                                                      -----------
Retail - Apparel / Shoe Group (3.93%)
AnnTaylor Stores Corp.*                                    30,000         727,500
Footstar, Inc.*                                             3,742          77,647
Gap, Inc. (The)                                            22,000         701,250
Stage Stores, Inc.*                                        25,000         518,750
                                                                      -----------
                                                                        2,025,147
                                                                      -----------
Retail - Consumer Electronics (1.64%)
Grupo Elektras, S.A. de C.V.,
Global Depositary Receipts
(Mexico)                                                   45,000     $   843,750
                                                                      -----------
Retail - Department Stores (5.36%)
Kohl's Corp.*                                              30,000       1,466,250
Oasis Stores PLC (United Kingdom)                          90,000         568,882
Proffitt's, Inc.*                                          15,000         560,625
Saks Holdings, Inc.*                                        8,700         166,388
                                                                      -----------
                                                                        2,762,145
                                                                      -----------
Retail - Discount & Variety (4.57%)
Consolidated Stores Corp.*                                 23,000         920,000
Dollar General Corp.                                       27,500         869,687
Filene's Basement Corp*                                    70,000         411,250
99 Cents Only Stores *                                      7,100         153,538
                                                                      -----------
                                                                        2,354,475
                                                                      -----------
Retail - Drug Stores (4.88%)
Arbor Drugs, Inc.                                          45,000         826,875
CVS Corp.                                                  34,000       1,687,250
                                                                      -----------
                                                                        2,514,125
                                                                      -----------
Retail - Home Furnishings (2.39%)
Cost Plus, Inc.*                                           32,000         528,000
Linens 'N Things, Inc.*                                    33,000         701,250
                                                                      -----------
                                                                        1,229,250
                                                                      -----------
Retail - Mail Order / Direct (2.33%)
dELiA*s Inc.*                                              40,000         680,000
Micro Warehouse, Inc.*                                     30,000         517,500
                                                                      -----------
                                                                        1,197,500
                                                                      -----------
Retail - Major Chains (3.06%)
Costco Cos., Inc.*                                         35,000       1,010,625
Wal-Mart Stores, Inc.                                      20,000         565,000
                                                                      -----------
                                                                        1,575,625
                                                                      -----------
Retail - Miscellaneous/Diversified (10.88%)
Borders Group, Inc. *                                      30,000         637,500
Burton Group PLC (United Kingdom)                         268,000         660,227
Coles Myer Ltd., American Depositary
Receipts, (ADR) (Australia)                                 8,000         312,000
Grand Optical Photoservice SA (France)                      7,000       1,042,234
Guitar Center, Inc.*                                       28,500         402,562
Hibbett Sporting Goods, Inc.*                              31,300         500,800
Hot Topic, Inc.*                                           37,500         965,625
Next, PLC (United Kingdom)                                 60,000         633,549
Staples, Inc.*                                             25,000         450,000
                                                                      -----------
                                                                        5,604,497
                                                                      -----------
Retail - Restaurants (5.83%)
PizzaExpress PLC (United Kingdom)                         130,000       1,455,916
Starbucks Corp.*                                           25,000         746,875
Wetherspoon (J.D.) PLC
(United Kingdom)                                           42,687         799,084
                                                                      -----------
                                                                        3,001,875
                                                                      -----------
Retail - Supermarkets (11.41%)
Blue Square-Israel Ltd., (ADR) (Israel) *                  50,000         931,250
Carrefour SA (France)                                       2,490       1,554,623
Disco S.A., (ADR) (Argentina) *                            38,000       1,178,000
Quality Food Centers, Inc. *                               30,000       1,203,750
Riser Foods, Inc. (Class A)                                15,000         519,375
Santa Isabel S.A., (ADR) (Chile)                           20,000         487,500
                                                                      -----------
                                                                        5,874,498
                                                                      -----------
Retail / Wholesale - Building Products (3.26%)
Castorama Dubois Investissements
SA (France)                                                 2,456         363,150
Home Centers (DIY) Ltd. (Israel) *                         60,000         270,000
Home Depot, Inc.                                           18,000       1,044,000
                                                                      -----------
                                                                        1,677,150
                                                                      -----------
Retail / Wholesale - Computers (1.35%)
CompUSA, Inc.*                                             36,200         696,850
                                                                      -----------
Shoes & Related Apparel (3.06%)
Candie's, Inc.*                                           100,000         450,000
Wolverine World Wide, Inc.                                 28,000       1,127,000
                                                                      -----------
                                                                        1,577,000
                                                                      -----------
Textiles - Apparel Manufacturing (5.96%)
Cutter & Buck, Inc.*                                       37,500         450,000
First Sign International Holdings Ltd.
(Hong Kong)                                             3,000,000         596,398
Glorious Sun Enterprises (Hong Kong) *                  1,800,000         894,598
Jones Apparel Group, Inc.*                                 27,000       1,127,250
                                                                      -----------
                                                                        3,068,246
                                                                      -----------
     TOTAL COMMON STOCKS
     (Cost $41,314,495)                                  (86.47%)     $44,524,544
                                                        =========     ===========

                                       INTEREST        PAR VALUE         MARKET
ISSUER, DESCRIPTION                      RATE        (000s OMITTED)      VALUE
-------------------                    --------     ----------------  -----------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (15.39%)
Investment in a joint repurchase
agreement transaction with
Aubrey G. Lanston & Co. -
Dated 4-30-97, Due 5-01-97
(Secured by US Treasury Notes,
5.500% thru 6.625%, Due
5-15-98 thru 9-30-01)
Note A                                  5.375%              7,921     $ 7,921,000
                                                                      -----------
     TOTAL SHORT-TERM INVESTMENTS                         (15.39%)      7,921,000
                                                         --------     -----------
     TOTAL INVESTMENTS                                   (101.86%)    $52,445,544
                                                         ========     ===========

* Non-income producing security.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


Country Diversification (Unaudited)
------------------------------------------------------------------------------
The concentration of investments by industry group for individual securities held by the Fund is shown in the schedule of investments. In addition, the concentration of investments can be aggregated by the countries in which the Fund invests. The table below shows the percentage of the Fund's investments at April 30, 1997 assigned to the various countries.

                             MARKET VALUE
                             OF SECURITIES
                            AS A PERCENTAGE
                               OF FUND'S
COUNTRY DIVERSIFICATION       NET ASSETS
-----------------------     ---------------
Argentina                        2.29%
Australia                        0.61
Chile                            0.95
France                           5.75
Hong Kong                        4.38
Israel                           2.33
Mexico                           1.64
United Kingdom                   8.00
United States                   75.91
                               ------
                               101.86%
                               ======



NOTES TO FINANCIAL STATEMENTS

John Hancock Funds - Global Marketplace Fund

(UNAUDITED)
NOTE A --
ACCOUNTING POLICIES
John Hancock World Fund (the "Trust") is an open-end management investment company, registered under the Investment Company Act of 1940. The Trust consists of three series: John Hancock Global Marketplace Fund (the "Fund"), John Hancock Pacific Basin Equities Fund and John Hancock Global Rx Fund. The other two series of the Trust are reported in separate financial statements. The investment objective of the Fund is to achieve long-term capital appreciation through investment primarily in a foreign and U.S. stocks of companies that merchandise goods and services to consumers or to consumer companies.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A and Class B shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing sources or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days or less are valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign Currency Translation" below.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes and are accrued, as applicable.

FEDERAL INCOME TAXES The Fund intends to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investment, to its shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $2,061,437 of capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforwards are used by the Fund, no capital distribution will be made.
The carryforwards expire as follows: October 31, 2003 - $849, and October 31, 2004 - $2,060,588.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes which are accrued as applicable.

The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the relative net assets of the respective classes. Distribution and service fees are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

ORGANIZATION EXPENSES Expenses incurred in connection with the organization of the Fund have been capitalized and are being charged to the Fund's operations ratably over a five-year period that commenced with the investment operations of the Fund.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The fund had no borrowing activity for the period ended April 30, 1997.

FOREIGN CURRENCY TRANSLATION All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency contract is closed out or offset by a matching contract. Risks may arise upon entering these contracts from potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk other than that not offset by the currency amount of the underlying transaction.

Open forward foreign currency contracts at April 30, 1997, were as follows:

               PRINCIPAL AMOUNT   EXPIRATION   UNREALIZED
CURRENCY     COVERED BY CONTRACT     DATE     APPRECIATION
--------     -------------------     ----     ------------
SELLS
French Francs       55,029          May 97        $10

FINANCIAL FUTURES CONTRACTS The Fund may buy and sell financial futures contracts for speculative purposes and/or to hedge against the effects of fluctuations in interest rates, currency exchange rates and other market conditions. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. At the time the Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

For Federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures contracts.

At April 30, 1997, there were no open positions in financial futures contracts.

OPTIONS Listed options are valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is subsequently marked to market to reflect the current market value of the written option.

The Fund may use option contracts to manage its exposure to the stock market. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument and buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value reflects the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if counterparties do not perform under the contracts' terms, or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit risk and liquidity risks in over-the-counter option contracts, the Fund will continuously monitor the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's period-end Statement of Assets and Liabilities.

There were no written option transactions for the period ended April 30, 1997.

NOTE B --
MANAGEMENT FEE AND TRANSACTIONS
WITH AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.80% of the first $250,000,000 of the Fund's average daily net asset value and (b) 0.70% of the Fund's average daily net asset value in excess of $250,000,000.

The Adviser has agreed to limit Fund expenses, including the management fee (but not including the transfer agent fee and the 12b-1 fee), to 0.90% of the Fund's daily net assets. Accordingly, the reduction in the Adviser's fee amounted to $68,057 for the period ended April 30, 1997. The Adviser reserves the right to terminate this limit in the future.

The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. For the period ended April 30, 1997, net sales charges received with regard to Class A shares amounted to $185,961. Out of this amount, $29,323 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $102,027 was paid as sales commissions to sales personnel of unrelated broker-dealers and $54,611 was paid as sales commissions to personnel of John Hancock Distributors, Inc. ("Distributors"), Tucker Anthony Incorporated ("Tucker Anthony") and Sutro & Co., Inc. ("Sutro"), all of which are broker-dealers. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company ("JHMLICo"), is the indirect sole shareholder of Distributors and was the sole shareholder until November 29, 1996 of John Hancock Freedom Securities Corporation and its subsidiaries, which include Tucker Anthony and Sutro.

Class B shares which are redeemed within six years of purchase will be subject to a contingent-deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended April 30, 1997, the contingent-deferred sales charges paid to JH Funds amounted to $54,632.

In addition, to reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted a Distribution Plans with respect to Class A and Class B pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds, for distribution and service expenses at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B average daily net assets to reimburse JH Funds for its distribution and service costs. Up to a maximum of 0.25% of these payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHMLICo. The Fund pays a transfer agent fee based on the number of shareholder accounts and certain-out-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax and financial management services for the Fund. The compensation for the period was at an annual rate of 0.01875% of the average net assets of the Fund.

Mr. Edward J. Boudreau, Jr., Ms. Anne C. Hodsdon, and Mr. Richard S. Scipione are trustees and/or officers of the Adviser, and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability with regard to the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gain or losses. At April 30, 1997, the Fund's investments to cover the deferred compensation liability had unrealized appreciation of $1.

NOTE C --
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than short-term securities, during the period ended April 30, 1997, aggregated $38,400,014 and $39,842,012, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the period ended April 30, 1997.

The cost of investments owned at April 30, 1997 (including the joint repurchase agreement) for federal income tax purposes was $49,235,495. Gross unrealized appreciation and depreciation of investments aggregated $5,371,767 and $2,161,718, respectively, resulting in net unrealized appreciation of $3,210,049.



NOTES

John Hancock Funds - Global Marketplace Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]



Bulk Rate
U.S. Postage
PAID
Randolph, MA
Permit No. 75

A 1/2" x 1/2" John Hancock Funds logo in upper left hand corner of the page. A box sectioned in quadrants with a triangle in upper left, a circle in upper right, a cube in lower left and a diamond in lower right. A tag line below reads: "A Global Investment Management Firm."

101 Huntington Avenue, Boston, MA 02199-7603
1-800-225-5291  1-800-554-6713 (TDD)
Internet: www.jhancock.com/funds

This report is for the information of shareholders of the John Hancock Global Marketplace Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

A recycled logo in lower left hand corner with caption "Printed on Recycled Paper."
                                                                    300SA 4/97
                                                                          6/97



John Hancock Funds

Global Rx Fund

SEMI-ANNUAL REPORT

April 30, 1997



TRUSTEES
Edward J. Boudreau, Jr.
Dennis S. Aronowitz*
Richard P. Chapman, Jr.*
William J. Cosgrove*
Douglas M. Costle*
Leland O. Erdahl*
Richard A. Farrell*
Gail D. Fosler*
William F. Glavin*
Anne C. Hodsdon
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt*
Richard S. Scipione
Edward J. Spellman*
*Members of the Audit Committee

OFFICERS
Edward J. Boudreau, Jr.
Chairman and Chief Executive Officer
Robert G. Freedman
Vice Chairman and
Chief Investment Officer
Anne C. Hodsdon
President
James B. Little
Senior Vice President and
Chief Financial Officer
Susan S. Newton
Vice President and Secretary
James J. Stokowski
Vice President and Treasurer
Thomas H. Connors
Second Vice President and
Compliance Officer

CUSTODIAN
State Street Bank & Trust Company
225 Franklin Street
Boston, Massachusetts 02110

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

INVESTMENT ADVISER
John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109



CHAIRMAN'S MESSAGE

DEAR FELLOW SHAREHOLDERS:

After two years of spectacular performance, the stock market in 1997 has given investors its starkest reminder in a while of one of investing's basic tenets: markets move down as well as up. It's understandable if investors had lost sight of that fact. The bull market that began six years ago has given investors annual double-digit returns and more modest price declines than usual. And in the two years encompassing 1995 and 1996, the S&P 500 Index gained more than 50%. This Pollyanna environment has tracked along with a sustained economic recovery, now in its seventh year, that has been marked by moderate growth, low interest rates and tame inflation.

But recently, many have begun to wonder about this bull market. Since reaching new highs in early March, the Dow Jones Industrial Average tumbled by more than 7% at the end of March and wiped out nearly all it had gained since the start of the year. It was the worst decline that the market had seen since 1990. In early April, the Dow was down by 9.8%, within shouting distance of a 10% correction. By the end of the month, it had bounced back into record territory again.

As the market continues to fret over interest rates and inflation, investors should be prepared for more volatility. It also makes sense to do something we've always advocated: set realistic expectations. Keep in mind that the stock market's historic yearly average has been about 10%, not the 20%-plus annual average of the last two years or even the 16% annual average over the last 10 years. Remember that the kind of market volatility we've seen lately is more like the way the market really works. Fluctuations go with the territory. And market corrections can be healthy, serving to bring inflated stock prices down to more reasonable levels, thereby reducing some of the market's risk.

Use this time of heightened volatility as an opportunity to review your portfolio's asset allocations with your investment professional. Make sure that your investment strategies reflect your individual time horizons, objectives and risk tolerance, and that they are based upon your needs. Despite turbulence, one thing remains constant. A well-constructed plan and a cool head can be the best tools for reaching your financial goals.

Sincerely,

/S/ EDWARD J. BOUDREAU, JR.

EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER

A 1 1/4" x 1" photo of Edward J. Boudreau Jr., Chairman and Chief Executive Officer, flush right, next to second paragraph.


BY LINDA MILLER, CFA, PORTFOLIO MANAGER

John Hancock
Global Rx Fund

Mixed results for health-care stocks in the wake of rising interest rates, strong U.S. dollar

Health-care stocks faced several countervailing trends over the past six months. Among the long-term secular positives were the growing demand for healthcare from America's aging population and the world's emerging economies. Meanwhile, demand was further stimulated by new products and services offering solutions to unmet medical needs. There were also a number of favorable developments on the regulatory front. Top among them were a year-end flourish of new product approvals from the U.S. Food and Drug Administration, and the conclusion of the presidential election without any flare up in the rhetoric supporting federally mandated health-care reform.

On the flip side, U.S. interest rates rose during the period, a fact that affected not only health-care stocks, but most other industry sectors as well. Meanwhile, the U.S. dollar continued strong, resulting in unfavorable currency trends for many U.S.-based health-care companies doing business abroad. Although a strong U.S. economy helped bolster health-care spending here, other parts of the world experienced less favorable conditions. Faced with more stringent budgetary requirements to qualify for inclusion in a common European currency, some of the large health-care markets in Europe, including France and Germany, curtailed their federal health-care spending. Meanwhile, Japan's weak economy continued to keep a lid on health-care spending in that country.

"...large
health-care
users in
Europe...
curtailed
their federal
health-care
spending."

A 2 1/4" x 3 3/4" photo of Fund management team at bottom right. Caption reads: "Linda Miller (seated) and Fund management team members Anurag Pandit
(l) and Ben Hock (r)".

Chart with heading "Top Five Common Stock Holdings" at top of left hand column. The chart lists five holdings: 1) Warner Lambert 3.9% 2) Eli Lilly Co. 3.7% 3) Pfizer 3.7% 4)Merck 3.6% 5) SmithKline Beecham 3.6%. A footnote below reads "As a percentage of net assets on April 31, 1997."

Large drug companies: a helpful elixir

For the six months ended April 30, 1997, John Hancock Global Rx Fund's Class A and Class B shares posted total returns of 2.73% and 2.36%, respectively, at net asset value. By comparison, the average health-care/biotechnology fund returned 4.83% during the same period, according to Lipper Analytical Services, Inc.1 Please see pages six and seven for longer-term performance information. Even though we rebalanced the portfolio to increase the Fund's exposure to large-company "blue-chip" drug stocks, we had less exposure than our peers. Economic uncertainty and rising interest rates caused investors to call into question whether strong corporate earnings could be sustained. As a result, investors flocked to large-company stocks, where future earnings were more predictable. That helped make large-company drug stocks the health-care sector's winners.

"We sold
some of
our
holdings in
biotech-
nology..."

Table entitled "Scorecard" at bottom of left hand column. The header for the left column is "Investments"; the header for the right column is "Recent performance ... and what's behind the numbers". The first listing is Warner Lambert followed by an up arrow and the phrase "New product introductions." The second listing is Stryker followed by an up arrow and the phrase "Profits, sales up." The third listing is IDEXX Laboratories followed by a down arrow and the phrase "Concerns about future growth rate." A footnote below reads "See "Schedule of investments." Investment holdings are subject to change."

Drug company Warner Lambert was our largest holding at the end of the period as well as one of our biggest winners. The company was buoyed by the success of two new products: Lipitor, a cholesterol-lowering agent which quickly became one of the fastest-growing drugs of its kind, and Rezulin, used in the treatment of diabetes. Warner-Lambert's stock rose roughly 50% throughout the period. Other of our large drug companies enjoyed success: SmithKline Beecham, with its strong positions in the markets for anti-ulcer and anti-infective medications, and Eli Lilly, the maker of Prozac and other drugs, each rose about 22%. Pfizer, a leader in prescription medications, including a new drug for Alzheimer's disease, posted gains of about 12%; and Johnson & Johnson, the world's largest manufacturer of health-care products, rose 18%.

Medical device/service companies mixed

About 14% of the Fund's assets were invested in medical device companies throughout the period, although we became increasingly selective in this area. We focused on device companies with a proven ability to innovate, strong distribution channels and strong relationships with hospitals. Our largest holdings include Medtronic, which is the world's number one producer of pacemakers and a top producer of other heart and neurological products, and Stryker, a leader in orthopedics. While these device companies held up relatively well during the period, others -- most notably IDEXX Laboratories -- did not. The company is a leading developer of diagnostic tests for use by veterinarians and in the food processing industry. Its products are used to identify diseases in household pets, and also to identify agricultural and environmental contaminants. Investors recently became concerned that this company would not be able to sustain its rapid growth, and its stock price dropped. In our view, investors overreacted and we believe IDEXX continues to have a growing business with a strong balance sheet.

Bar chart with heading "Fund Performance" at top of left hand column. Under the heading is the footnote: "For the year ended April 30, 1997." The chart is scaled in increments of 2% from bottom to top, with 6% at the top and 0% at the bottom. Within the chart there are three solid bars. The first represents the 2.73% total return for the John Hancock Global Rx Fund: Class A. The second represents the 2.36% total return for the John Hancock Global Rx Fund:
Class B. The third represents the 4.83% total return for the average health-care/biotechnology fund. A footnote below reads: "Total returns for John Hancock Global Rx Fund are at net asset value with all distributions reinvested. The average health-care/biotechnology fund is tracked by Lipper Analytical Services. (1) See the following two pages for historical performance information."

Against a volatile stock market, investors became increasingly skittish, often punishing stocks across an entire sector when the news about an individual company within that sector turned sour. That was the case with physician practice management companies such as PhyCor, which manages doctors' practices. Several of PhyCor's smaller competitors disappointed investors with lower-than-expected earnings, which led to the entire sector's decline. PhyCor was caught in this downdraft despite the fact that it continued growing at 40% annually and its financial results continued to meet or exceed expectations. Another example of this phenomenon was HBO & Co., an information management company that caters to the health-care sector. Its stock got dragged down in a technology stock sell-off, even though its financial results were strong and it met earnings expectations.

We sold some of our holdings in the biotechnology sector after the rush of year-end FDA approvals. One exception was Amgen, the world's largest biotech company with key therapeutic products used by dialysis and cancer patients. Another favorite we held onto was PathoGenesis, which is developing an inhaled drug used to prevent the respiratory infections of cystic fibrosis patients.

Prognosis

There are a number of factors that we believe will shape the near-term future of health- care stocks. They include the strength of the world's various economies, the direction of interest rates, the health of the stock market, the value of the U.S. dollar and the regulatory environment. It remains to be seen how these conditions will stack up and affect the sector. But over the long-term, we remain optimistic about health-care stocks. We expect that demand for health-care products and services will continue to be strong in the wake of an aging America, and that the expansion of worldwide markets for health services will prompt increased demands for these products and technologies. We'll continue to perform our bottom-up fundamental research and invest in companies that reflect our three basic investment themes of efficient delivery of healthcare, new product opportunities and consolidation. We think those companies offer the best opportunities for growth.


"...the
expansion of
worldwide
markets
for health
services will
prompt
increased
demand..."

------------------------------------------------------------------------------
This commentary reflects the views of the portfolio manager through the end of the Fund's period discussed in this report. Of course, the manager's views are subject to change as market and other conditions warrant.

International investing involves special risks such as political and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper Analytical Services, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT PERFORMANCE
The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock Global Rx Fund. Total return is a performance measure that equals the sum of all income and capital gains distributions, assuming reinvestment of these distributions, and the change in the price of the Fund's shares, expressed as a percentage of the Fund's net asset value per share. Performance figures include the maximum applicable sales charge of 5% for Class A shares. The effect of the maximum contingent-deferred sales charge for Class B shares (maximum 5% and declining to 0% over six years) is included in Class B performance. Remember that all figures represent past performance and are no guarantee of how the Fund will perform in the future. Also, keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them. Please see your prospectus for a discussion of the risks associated with international investing, including currency and political risks and differences in accounting standards and financial reporting.

CUMULATIVE TOTAL RETURNS

For the period ended March 31, 1997

                                               ONE        FIVE    LIFE OF
                                              YEAR       YEARS     FUND
                                             ------     -------   -------
John Hancock Global Rx Fund: Class A(1)     (11.41%)    70.63%    134.80%
John Hancock Global Rx Fund: Class B(2)     (11.99%)      N/A      36.74%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended March 31, 1997

                                               ONE        FIVE    LIFE OF
                                              YEAR       YEARS     FUND
                                             ------     -------   -------
John Hancock Global Rx Fund: Class A(1)     (11.41%)    11.28%     16.79%
John Hancock Global Rx Fund: Class B(2)     (11.99%)      N/A      10.73%


Notes to Performance

(1) Class A shares started on October 1, 1991.
(2) Class B shares started on March 7, 1994.

WHAT HAPPENED TO A $10,000 INVESTMENT...

The charts on the right show how much a $10,000 investment in John Hancock Global Rx Fund would be worth on April 30, 1997, assuming you invested on the day each class of shares started and have reinvested all distributions. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Stock Index -- an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance.

Global Rx Fund
Class A shares

Line chart with the heading Global Rx Fund: Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the value of the Global Rx Fund, before sales charge, and is equal to $25,951 as of April 30, 1997. The second line represents the value of the hypothetical $10,000 investment made in the Global Rx Fund, after sales charge, on October 1, 1991, and is equal to $24,653 as of April 30, 1997. The third line represents the Standard & Poor's 500 Stock Index and is equal to $22,578 as of April 30, 1997.


Global Rx Fund
Class B shares

Line chart with the heading Global Rx Fund: Class B, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the value of the Standard & Poor's 500 Stock Index and is equal to $19,374 as of April 30, 1997. The second line represents the value of the Global Rx Fund, after sales charge, and is equal to $14,654 as of April 30, 1997. The third line represents the value of the hypothetical $10,000 investment made in the Global Rx Fund, before sales charge, on March 7, 1994, and is equal to $14,354 as of April 30, 1997.



FINANCIAL STATEMENTS

John Hancock Funds - Global Rx Fund

The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on April 30, 1997. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
April 30, 1997 (Unaudited)
-------------------------------------------------------------------------------
Assets:
Investments at value -- Note C:
Common stocks, warrants and units
(cost -- $68,599,690)                                             $  79,010,298
Joint repurchase agreement (cost -- $6,435,000)                       6,435,000
                                                                  -------------
                                                                     85,445,298
Cash                                                                        159
Receivable for investments sold                                          71,244
Interest receivable                                                         961
Dividends receivable                                                    116,414
Other assets                                                              1,271
                                                                  -------------

Total Assets                                                         85,635,347
-------------------------------------------------------------------------------
Liabilities:
Payable for investments purchased                                     1,869,945
Payable for shares repurchased                                          126,732
Foreign taxes payable                                                     5,356
Payable to John Hancock Advisers, Inc.
and affiliates -- Note B                                                132,381
Accounts payable and accrued expenses                                    86,714
                                                                  -------------
Total Liabilities                                                     2,221,128
-------------------------------------------------------------------------------
Net Assets:
Capital paid-in                                                   $  70,281,270
Accumulated net realized gain on investments
and foreign currency transactions                                     3,113,609
Net unrealized appreciation of investments
and foreign currency transactions                                    10,410,462
Accumulated net investment loss                                  (      391,122)
                                                                  -------------
Net Assets                                                        $  83,414,219
===============================================================================
Net Asset Value Per Share:
(Based on net asset values and shares of
beneficial interest outstanding -- unlimited
number of shares authorized with no par
value, respectively)
Class A -- $43,502,509 / 1,772,918                                $       24.54
===============================================================================
Class B -- $39,911,710 / 1,667,875                                $       23.93
===============================================================================
Maximum Offering Price Per Share *
Class A -- ($24.54 x 105.26%)                                     $       25.83
===============================================================================

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.



The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Statement of Operations
Six months ended April 30, 1997 (Unaudited)
-------------------------------------------------------------------------------

Investment Income:
Dividends (net of foreign withholding taxes
of $14,445)                                                         $   294,276
Interest                                                                166,543
                                                                    -----------

                                                                        460,819
                                                                    -----------

Expenses:
Investment management fee -- Note B                                     326,167
Distribution and service fee -- Note B
Class A                                                                  64,402
Class B                                                                 193,035
Transfer agent fee -- Note B                                            151,448
Custodian fee                                                            31,037
Registration and filing fees                                             26,297
Advisory Board fee -- Note B                                             17,002
Auditing fee                                                             15,124
Printing                                                                 12,781
Financial services fee -- Note B                                          7,644
Trustees' fees                                                            2,847
Legal fees                                                                1,688
Miscellaneous                                                             1,376
                                                                    -----------

Total Expenses                                                          850,848
-------------------------------------------------------------------------------
Net Investment Loss                                                (    390,029)
-------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions:
Net realized gain on investments sold                                 3,113,758
Change in net unrealized appreciation/depreciation
of investments                                                     (    917,674)
Change in net unrealized appreciation/depreciation
of foreign currency transactions                                   (        288)
                                                                    -----------
Net Realized and Unrealized
Gain on Investments and
Foreign Currency Transactions                                         2,195,796
-------------------------------------------------------------------------------
Net Increase in Net Assets
Resulting from Operations                                           $ 1,805,767
===============================================================================

See notes to financial statements.

Statement of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                PERIOD FROM       SIX MONTHS ENDED
                                                                             YEAR ENDED     SEPTEMBER 1, 1996 TO   APRIL 30, 1997
                                                                          AUGUST 31, 1996    OCTOBER 31, 1996(1)    (UNAUDITED)
                                                                          ---------------   --------------------  ----------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment loss                                                        ($    557,388)      ($    190,818)      ($    390,029)
Net realized gain on investments sold and foreign currency transactions        3,586,805             293,243           3,113,758
Change in net unrealized appreciation/depreciation
of investments and foreign currency transactions                               2,092,083       (   1,237,619)      (     917,962)
                                                                            ------------        ------------        ------------
Net Increase (Decrease) in Net Assets Resulting from Operations                5,121,500       (   1,135,194)          1,805,767
                                                                            ------------        ------------        ------------
Distributions to Shareholders:
Distributions from net realized gain on investments sold
and foreign currency transactions
Class A - ($0.1437, none and $1.2325 per share, respectively)              (     175,093)                 --       (   2,050,456)
Class B - ($0.1437, none and $1.2325 per share, respectively)              (      80,096)                 --       (   1,831,686)
                                                                            ------------        ------------        ------------
Total Distributions to Shareholders                                        (     255,189)                 --       (   3,882,142)
                                                                            ------------        ------------        ------------
From Fund Share Transactions - Net*                                           43,402,980           2,277,728           5,351,288
                                                                            ------------        ------------        ------------
Net Assets:
Beginning of period                                                           30,727,481          78,996,772          80,139,306
                                                                            ------------        ------------        ------------
End of period
(including accumulated net investment loss of $1,045, $1,093 and
$391,122, respectively)                                                     $ 78,996,772        $ 80,139,306        $ 83,414,219
                                                                            ============        ============        ============
* Analysis of Fund Share Transactions:

                                                                       PERIOD FROM                    SIX MONTHS ENDED
                                      YEAR ENDED                  SEPTEMBER 1, 1996 TO                 APRIL 30, 1997
                                   AUGUST 31, 1996                 OCTOBER 31, 1996(1)                  (UNAUDITED)
                             ---------------------------       ---------------------------       ---------------------------
                               SHARES           AMOUNT            SHARES           AMOUNT           SHARES           AMOUNT
                             ---------       -----------       ---------       -----------       ---------       -----------
CLASS A
Shares sold                  2,278,174       $57,180,069         608,177       $16,260,917         725,504       $18,219,291
Shares issued to
shareholders in
reinvestment of
distributions                    7,174           170,226              --                --          80,392         1,937,910
                             ---------       -----------       ---------       -----------       ---------       -----------
                             2,285,348        57,350,295         608,177        16,260,917         805,896        20,157,201
Less shares repurchased     (1,746,628)     ( 43,511,318)     (  578,604)     ( 15,504,567)     (  730,166)     ( 18,293,747)
                             ---------       -----------       ---------       -----------       ---------       -----------

Net increase                   538,720       $13,838,977          29,573       $   756,350          75,730       $ 1,863,454
                             =========       ===========       =========       ===========       =========       ===========

CLASS B
Shares sold                  1,739,644       $43,690,955         163,866       $ 4,526,283         499,693       $12,335,566
Shares issued to
shareholders in
reinvestment of
distributions                    3,211            75,464              --                --          64,647         1,523,718
                             ---------       -----------       ---------       -----------       ---------       -----------
                             1,742,855        43,766,419         163,866         4,526,283         564,340        13,859,284
Less shares repurchased       (572,508)     ( 14,202,416)     (  105,746)     (  3,004,905)     (  421,534)     ( 10,371,450)
                             ---------       -----------       ---------       -----------       ---------       -----------
Net increase                 1,170,347       $29,564,003          58,120       $ 1,521,378         142,806       $ 3,487,834
                             =========       ===========       =========       ===========       =========       ===========

(1) Effective October 31, 1996, the fiscal period end changed from August 31 to October 31.

The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment and foreign currency gains and losses, distributions paid to shareholders, and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

See notes to financial statements.



Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are as follows:
---------------------------------------------------------------------------------------------------------------------------------
                                                    YEAR ENDED AUGUST 31,                         PERIOD FROM    SIX MONTHS ENDED
                                  --------------------------------------------------------  SEPTEMBER 1, 1996 TO  APRIL 30, 1997
                                   1992(1)      1993        1994        1995         1996    OCTOBER 31, 1996(9)   (UNAUDITED)
                                  -------     -------     -------     -------      -------   -------------------   -----------
CLASS A
Per Share Operating Performance
Net Asset Value,
Beginning of Period               $ 10.00     $ 13.34     $ 13.38     $ 16.51      $ 21.61         $ 25.43           $ 25.11
                                  -------     -------     -------     -------      -------         -------           -------
Net Investment Loss              (   0.03)   (   0.23)   (   0.32)   (   0.36)(2) (   0.19)(2)    (   0.05)(2)      (   0.08)(2)
Net Realized and Unrealized Gain
on Investments and
Foreign Currency Transactions        3.37        0.27        3.45        5.46         4.15        (   0.27)             0.74
                                  -------     -------     -------     -------      -------         -------           -------
Total from Investment Operations     3.34        0.04        3.13        5.10         3.96        (   0.32)             0.66
                                  -------     -------     -------     -------      -------         -------           -------
Less Distributions:
Distributions from Net Realized
Gain on Investments Sold
and Foreign Currency Transactions      --          --          --          --     (   0.14)             --          (   1.23)
                                  -------     -------     -------     -------      -------         -------           -------
Net Asset Value, End of Period    $ 13.34     $ 13.38     $ 16.51     $ 21.61      $ 25.43         $ 25.11           $ 24.54
                                  =======     =======     =======     =======      =======         =======           =======
Total Investment Return
at Net Asset Value (3)             33.40%(4)    0.30%      23.39%      30.89%       18.39%        (  1.26%)(4)         2.73%(4)
Total Adjusted Investment Return
at Net Asset Value (3,5)           32.11%(4)    0.04%          --          --           --              --                --

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                   $ 14,702     $15,647     $18,643     $24,394      $42,405         $42,618           $43,503
Ratio of Expenses
to Average Net Assets               1.98%(6)    2.50%       2.55%       2.56%        1.80%           1.92%(6)          1.75%(6)
Ratio of Adjusted Expenses
to Average Net Assets (7)           3.39%(6)    2.76%          --          --           --              --                --
Ratio of Net Investment Loss
to Average Net Assets            (  0.51%)(6) ( 1.67%)   (  2.01%)   (  1.99%)    (  0.75%)       (  1.04%)(6)      (  0.62%)(6)
Ratio of Adjusted
Net Investment Loss
to Average Net Assets (7)        (  1.92%)(6) ( 1.93%)         --          --           --              --                --
Portfolio Turnover Rate               48%         93%         52%         38%          68%             24%               26%
Average Broker Commission
Rate (8)                              N/A         N/A         N/A         N/A      $0.0181         $0.0726           $0.0697
Fee Reduction Per Share           $ 0.085     $ 0.035          --          --           --              --                --

The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated: net investment loss, gains (losses), distributions and total investment return of the Fund. It shows how the Fund's net asset value for a share has changed since the end of the previous period.
Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

See notes to financial statements.




Financial Highlights (continued)
------------------------------------------------------------------------------------------------------------------------------

                                        YEAR ENDED AUGUST 31,             PERIOD FROM      SIX MONTHS ENDED
                                  -------------------------------    SEPTEMBER 1, 1996 TO   APRIL 30, 1997
                                   1994(1)      1995        1996      OCTOBER 31, 1996(9)    (UNAUDITED)
                                  -------     -------     -------     -------------------    -----------
CLASS B
Per Share Operating Performance
Net Asset Value,
Beginning of Period               $ 17.29     $ 16.46     $ 21.35           $ 24.94            $ 24.60
                                  -------     -------     -------           -------            -------
Net Investment Loss (2)          (   0.17)   (   0.55)   (   0.34)         (   0.08)          (   0.16)
Net Realized and Unrealized
Gain (Loss) on Investments
and Foreign Currency
Transactions                     (   0.66)       5.44        4.07          (   0.26)              0.72
                                  -------     -------     -------           -------            -------
Total from Investment
Operations                       (   0.83)       4.89        3.73          (   0.34)              0.56
                                  -------     -------     -------           -------            -------
Less Distributions:
Distributions from Net
Realized Gain on Investments
Sold and Foreign Currency
Transactions                           --          --    (   0.14)               --           (   1.23)
                                  -------     -------     -------           -------            -------
Net Asset Value, End of Period    $ 16.46     $ 21.35     $ 24.94           $ 24.60            $ 23.93
                                  =======     =======     =======           =======            =======
Total Investment Return at
Net Asset Value (3)              (  4.80%)(4)  29.71%      17.53%          (  1.36%)(4)          2.36%(4)

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                    $ 1,071     $ 6,333     $36,591           $37,521            $39,912
Ratio of Expenses
to Average Net Assets               3.34%(6)    3.45%       2.42%             2.62%(6)           2.46%(6)
Ratio of Net Investment Loss
to Average Net Assets            (  2.65%)(6) ( 2.91%)   (  1.33%)         (  1.74%)(6)       (  1.33%)(6)
Portfolio Turnover Rate               52%         38%         68%               24%                26%
Average Broker Commission
Rate (8)                              N/A         N/A     $0.0181           $0.0726            $0.0697

(1) Class A and Class B shares commenced operations on October 1, 1991 and
    March 7, 1994, respectively.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Not annualized.
(5 An estimated total return calculation that does not take into consideration fee reductions by the Adviser during the periods shown.
(6) Annualized.
(7) Unreimbursed, without fee reduction.
(8) Per portfolio share traded. Required for fiscal years that began
    September 1, 1995 or later.
(9) Effective October 31, 1996, the fiscal period end changed from August 31 to October 31.

See notes to financial statements.




Schedule of Investments
April 30, 1997 (Unaudited)
----------------------------------------------------------------------------------------------------------------------------------
The Schedule of Investments is a complete list of all securities owned by the
Global Rx Fund on April 30, 1997. It's divided into two main categories:
common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which
represent the Fund's "cash" position, are listed last.

                                                                         MARKET
ISSUER, DESCRIPTION                              NUMBER OF SHARES        VALUE
-------------------                              ----------------     -----------
COMMON STOCKS
Drugs - Biotechnology (7.57%)
Affymetrix, Inc.*                                          17,500    $    437,500
Amgen, Inc.*                                               25,000       1,471,875
Biogen, Inc.*                                              13,000         416,000
Guilford Pharmaceuticals, Inc.                             20,000         462,500
Human Genome Sciences, Inc.*                               10,000         313,750
ICOS Corp.                                                 15,000         104,063
ILEX Oncology Inc.*                                        40,000         490,000
Incyte Pharmaceuticals, Inc.*                               5,000         212,500
PathoGenesis Corp.                                         40,000       1,050,000
Protein Design Labs, Inc.*                                 15,000         376,875
SangStat Medical Corp. *                                   17,000         291,125
Serologicals Corp.*                                        27,750         447,469
Sonus Pharmaceuticals, Inc.*                               10,000         237,500
                                                                     ------------
                                                                        6,311,157
                                                                     ------------
Drugs - Generic (2.18%)
Dura Pharmaceuticals, Inc.*                                40,000       1,160,000
Teva Pharmaceutical Industries Ltd.,
American Depositary Receipts (ADR),
(Israel)                                                    7,000         355,250
Watson Pharmaceuticals, Inc.*                               8,500         303,875
                                                                     ------------
                                                                        1,819,125
                                                                     ------------
Drugs - Diversified (14.12%)
Abbott Laboratories                                        27,000       1,647,000
American Home Products Corp.                               27,000       1,788,750
Bristol-Myers Squibb Co.                                   34,000       2,227,000
Johnson & Johnson                                          47,000       2,878,750
Warner-Lambert Co.                                         33,000       3,234,000
                                                                     ------------
                                                                       11,775,500
                                                                     ------------
Drugs - Major - Domestic (13.35%)
Lilly, (Eli) & Co.                                         35,000       3,075,625
Merck & Co., Inc.                                          33,000       2,986,500
Pfizer, Inc.                                               32,000       3,072,000
Schering-Plough Corp.                                      25,000       2,000,000
                                                                     ------------
                                                                       11,134,125
                                                                     ------------
Drugs - Major - International (11.70%)
Astra AB ADR (Sweden) *                                    11,000         451,000
Novartis AG, ADR (Switzerland)                             42,000       2,767,807
Roche Holding AG (Switzerland)                                100         844,583
SmithKline Beecham PLC, ADR
(United Kingdom)                                           37,000       2,983,125
Zeneca Group PLC, ADR
(United Kingdom)                                           30,000       2,711,250
                                                                     ------------
                                                                        9,757,765
                                                                     ------------
Drugs & Sundries - Wholesale (4.12%)
AmeriSource Health Corp. (Class A) *                       27,000       1,204,875
Cardinal Health, Inc.                                      42,000       2,236,500
                                                                     ------------
                                                                        3,441,375
                                                                     ------------
Healthcare - Alternate Site (5.35%)
Assisted Living Concepts, Inc. *                           45,000         990,000
Fresenius Medical Care AG, ADR
(Germany)                                                  10,000         237,500
HEALTHSOUTH Corp.*                                        100,000       1,975,000
National Surgery Centers, Inc.*                            32,000         960,000
RehabCare Group, Inc. *                                    10,000         300,000
                                                                     ------------
                                                                        4,462,500
                                                                     ------------
Healthcare - Management (6.08%)
CRA Managed Care, Inc.*                                    36,000       1,269,000
OccuSystems, Inc. *                                        32,000         660,000
Oxford Health Plans, Inc.*                                  7,000         461,125
PacifiCare Health Systems, Inc. *                           4,500         361,125
PhyCor, Inc.*                                              52,500       1,397,813
United Healthcare Corp.                                    12,000         583,500
Wellpoint Health Networks, Inc. *                           8,000         338,000
                                                                     ------------
                                                                        5,070,563
                                                                     ------------

Healthcare - Software/Services (6.63%)
HBO & Co.                                                  36,000       1,926,000
HPR Inc. *                                                 50,000         706,250
Parexel International Corp.                                60,000       1,680,000
Quintiles Transnational Corp.*                             24,000       1,221,000
                                                                     ------------
                                                                        5,533,250
                                                                     ------------

Healthcare - Supplies (5.15%)
American Medserve Corp. *                                  20,000         217,500
NCS HealthCare, Inc. (Class A)*                            42,500         966,875
Omnicare, Inc.                                             80,000       1,950,000
Schein (Henry), Inc.*                                      42,000       1,165,500
                                                                     ------------
                                                                        4,299,875
                                                                     ------------

Hospitals Management (2.97%)
Columbia/HCA Healthcare Corp.                              25,000         875,000
Health Management Associates, Inc.
(Class A) *                                                60,000       1,605,000
                                                                     ------------
                                                                        2,480,000
                                                                     ------------

Medical vices and Products (14.36%)
Baxter International, Inc.                                 10,000         478,750
Boston Scientific Corp.*                                   12,000         579,000
DePuy, Inc.*                                               12,000         252,000
Dionex Corp *                                               8,500         415,438
ESC Medical Systems, Ltd. (Israel) *                       37,000         994,375
IDEXX Laboratories, Inc. *                                 30,000         390,000
Medtronic, Inc.                                            33,000       2,285,250
Molecular Devices Corp.*                                   32,000         452,000
Perclose, Inc. *                                            4,000          99,000
Physio-Control International Corp. *                       42,000         525,000
Sigma-Aldrich Corp.                                        25,000         750,000
Stryker Corp.                                              65,000       2,136,875
US Surgical Corp.                                          26,000         890,500
Ventana Medical Systems, Inc. *                            25,000         246,875
Waters Corp.                                               50,000       1,481,250
                                                                     ------------
                                                                       11,976,313
                                                                     ------------
Nursing Homes (1.14%)
Health Care & Retirement Corp. *                           30,000         948,750
                                                                     ------------

          TOTAL COMMON STOCKS
          (Cost $68,599,690)                               94.72%      79,010,298
                                                         --------    ------------

                                       INTEREST        PAR VALUE         MARKET
ISSUER, DESCRIPTION                      RATE        (000s OMITTED)      VALUE
-------------------                    --------     ----------------  -----------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (7.71%)
Investment in a joint repurchase
agreement transaction with
Aubrey G. Lanston & Co. -
Dated 4-30-97, Due 5-01-97
(Secured by US Treasury Notes,
5.500% thru 6.625%, Due
5-15-98 thru 9-30-01)
Note A                                   5.375           6,435       $  6,435,000
                                                                     ------------
          TOTAL SHORT-TERM INVESTMENTS               (   7.71%)         6,435,000
                                                      --------       ------------
          TOTAL INVESTMENTS                          ( 102.43%)      $ 85,445,298
                                                      ========       ============

* Non-income producing security.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.




Portfolio Concentration (Unaudited)
------------------------------------------------------------------------------
The Global Rx Fund invests primarily in equity securities of issuers in the health care industry in the United States and abroad. The concentration of investments by industry category for individual securities held by the Fund is shown in the schedule of investments.

In addition, concentration of investments can be aggregated by various countries. The table below shows the percentage of the Fund's investment at April 30, 1997 assigned to the various country categories.

                             MARKET VALUE
                            AS A PERCENTAGE
                               OF FUND'S
COUNTRY DIVERSIFICATION       NET ASSETS
-----------------------     ---------------
Germany                          0.28%
Israel                           1.62
Sweden                           0.54
Switzerland                      4.33
United Kingdom                   6.83
United States                   88.83
                               ------
TOTAL INVESTMENTS              102.43%
                               ======

See notes to financial statements.



NOTES TO FINANCIAL STATEMENTS

John Hancock Funds - Global Rx Fund

(UNAUDITED)
NOTE A -
ACCOUNTING POLICIES

John Hancock World Fund (the "Trust") is an open-end management investment company, registered under the Investment Company Act of 1940. The Trust consists of three series: John Hancock Global Rx Fund (the "Fund"), John Hancock Pacific Basin Fund and John Hancock Global Marketplace Fund. The other two series of the Trust are reported in separate financial statements. The investment objective of the Fund is to achieve long-term growth of capital by investing primarily in stocks of foreign and U.S. health care companies.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A and Class B shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign Currency Translation" below.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes and are accrued, as applicable.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Dividend income on investment securities is recorded on the ex-dividend date, or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes which are accrued as applicable.

The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the relative net assets of the respective classes. Distribution and service fees are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The fund had no borrowing activity for the period ended April 30, 1997.

FOREIGN CURRENCY TRANSLATION All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency contract is closed out or offset by a matching contract. Risks may arise upon entering these contracts from potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk other than that not offset by the currency amount of the underlying transaction.

There were no open forward foreign currency contracts at April 30, 1997.

FINANCIAL FUTURES CONTRACTS The Fund may buy and sell financial futures contracts for speculative purposes and/or to hedge against the effects of fluctuations in interest rates, currency exchange rates and other market conditions. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. At the time the Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments arising from this "mark to market," are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures contracts.

At April 30, 1997, there were no open positions in financial futures contracts.

OPTIONS The Fund may purchase option contracts. Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Purchased put or call over-the-counter options will be valued at the average of the "bid" prices obtained from two independent brokers. Written put or call over-the-counter options, will be valued at the average of the "asked" prices obtained from two independent brokers. Upon the writing of a call or put option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is subsequently marked to market to reflect the current market value of the written option.

The Fund may use options contracts to manage its exposure to changing security prices. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument and buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value reflects the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if counterparties do not perform under the contracts' terms, or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit risk and liquidity risks in over-the-counter option contracts, the Fund will continuously monitor the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's period-end Statement of Assets and Liabilities.

There were no written option transactions for the period ended April 30, 1997.

NOTE B -
MANAGEMENT FEE, ADMINISTRATIVE SERVICES AND
TRANSACTIONS WITH AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a quarterly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.80% of the first $200,000,000 of the Fund's average daily net asset value and (b) 0.70% of the Fund's average daily net asset value in excess of $200,000,000.

The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. For the period ended April 30, 1997, net sales charges received with regard to Class A shares amounted to $149,501. Out of this amount, $22,911 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $93,539 was paid as sales commissions to sales personnel of unrelated broker-dealers and $33,051 was paid as sales commissions to personnel of John Hancock Distributors, Inc. ("Distributors"), Tucker Anthony Incorporated ("Tucker Anthony") and Sutro & Co., Inc. ("Sutro"), all of which are broker-dealers. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company ("JHMLICo"), is the indirect sole shareholder of Distributors and was the indirect sole shareholder until November 29, 1996 of John Hancock Freedom Securities Corporation and its subsidiaries, which include Tucker Anthony and Sutro.

Class B shares which are redeemed within six years of purchase will be subject to a contingent-deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended April 30, 1997, contingent-deferred sales charges paid to JH Funds amounted to $101,498.

In addition, to reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted a Distribution Plan with respect to Class A and Class B pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B average daily net assets to reimburse JH Funds for its distribution and service costs. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHMLICo. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax and financial management services for the Fund. The compensation for the period was at an annual rate of 0.01875% of the average net assets of the Fund.

The Fund has an independent advisory board composed of scientific and medical experts who provide the investment officers of the Fund with advice and consultation on health care developments, for which the Fund pays the advisory board a fee.

Mr. Edward J. Boudreau, Jr., Ms. Anne C. Hodsdon and Mr. Richard S. Scipione are trustees and/or officers of the Adviser, and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. At April 30, 1997, the Fund's investments to cover the deferred compensation liability had unrealized appreciation of $86.

NOTE C -
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than short-term securities, during the period ended April 30, 1997, aggregated $32,519,718 and $19,942,128, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the period ended April 30, 1997.

The cost of investments owned at April 30, 1997 (including the joint repurchase agreement) for federal income tax purposes was $75,034,690. Gross unrealized appreciation and depreciation of investments aggregated $13,911,567 and $3,500,959, respectively, resulting in net unrealized appreciation of $10,410,608.



NOTES

John Hancock Funds - Global Rx Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]



Bulk Rate
U.S. Postage
PAID
Randolph, MA
Permit No. 75

A 1/2" x 1/2" John Hancock Funds logo in upper left hand corner of the page. A box sectioned in quadrants with a triangle in upper left, a circle in upper right, a cube in lower left and a diamond in lower right. A tag line below reads: "A Global Investment Management Firm."

101 Huntington Avenue, Boston, MA 02199-7603
1-800-225-5291  1-800-554-6713 (TDD)
Internet: www.jhancock.com/funds

This report is for the information of shareholders of the John Hancock Global Rx Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

A recycled logo in lower left hand corner with caption "Printed on Recycled Paper."
                                                                    280SA 4/97
                                                                          6/97



John Hancock Funds

Pacific
Basin
Equities
Fund

SEMI-ANNUAL REPORT

April 30,1997


TRUSTEES
Edward J. Boudreau, Jr.
Dennis S. Aronowitz*
Richard P. Chapman, Jr.*
William J. Cosgrove*
Douglas M. Costle*
Leland O. Erdahl*
Richard A. Farrell*
Gail D. Fosler*
William F. Glavin*
Anne C. Hodsdon
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt*
Richard S. Scipione
Edward J. Spellman*
*Members of the Audit Committee

OFFICERS
Edward J. Boudreau, Jr.
Chairman and Chief Executive Officer
Robert G. Freedman
Vice Chairman and
Chief Investment Officer
Anne C. Hodsdon
President
James B. Little
Senior Vice President and
Chief Financial Officer
Susan S. Newton
Vice President and Secretary
James J. Stokowski
Vice President and Treasurer
Thomas H. Connors
Second Vice President and
Compliance Officer

CUSTODIAN
State Street Bank & Trust Company
225 Franklin Street
Boston, Massachusetts 02110

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

INVESTMENT ADVISER
John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109



CHAIRMAN'S MESSAGE

DEAR FELLOW SHAREHOLDERS:

After two years of spectacular performance, the stock market in 1997 has given investors its starkest reminder in a while of one of investing's basic tenets: markets move down as well as up. It's understandable if investors had lost sight of that fact. The bull market that began six years ago has given investors annual double-digit returns and more modest price declines than usual. And in the two years encompassing 1995 and 1996, the S&P 500 Index gained more than 50%. This Pollyanna environment has tracked along with a sustained economic recovery, now in its seventh year, that has been marked by moderate growth, low interest rates and tame inflation.

But recently, many have begun to wonder about this bull market. Since reaching new highs in early March, the Dow Jones Industrial Average tumbled by more than 7% at the end of March and wiped out nearly all it had gained since the start of the year. It was the worst decline that the market had seen since 1990. In early April, the Dow was down by 9.8%, within shouting distance of a 10% correction. By the end of the month, it had bounced back into record territory again.

As the market continues to fret over interest rates and inflation, investors should be prepared for more volatility. It also makes sense to do something we've always advocated: set realistic expectations. Keep in mind that the stock market's historic yearly average has been about 10%, not the 20%-plus annual average of the last two years or even the 16% annual average over the last 10 years. Remember that the kind of market volatility we've seen lately is more like the way the market really works. Fluctuations go with the territory. And market corrections can be healthy, serving to bring inflated stock prices down to more reasonable levels, thereby reducing some of the market's risk.

Use this time of heightened volatility as an opportunity to review your portfolio's asset allocations with your investment professional. Make sure that your investment strategies reflect your individual time horizons, objectives and risk tolerance, and that they are based upon your needs. Despite turbulence, one thing remains constant. A well-constructed plan and a cool head can be the best tools for reaching your financial goals.

Sincerely,

/S/ EDWARD J. BOUDREAU, JR.

EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER

A 1 1/4" x 1" photo of Edward J. Boudreau Jr., Chairman and Chief Executive Officer, flush right, next to second paragraph.



BY MARIAN LI FOR THE PORTFOLIO MANAGEMENT TEAM

John Hancock
Pacific Basin
Equities Fund

Japan, south Asian nations lead downturn in Pacific region performance

It was a difficult six months for the Pacific region, driven in large part by Japan's continuing struggle with a weak economy, banking problems and a falling yen that hurt U.S. dollar-based investors. Only a handful of the major markets advanced, including Australia, Hong Kong and Taiwan. Many others, particularly the south Asian nations of Singapore, Malaysia and Thailand, fell along with a continuing economic slowdown as exports remained stalled.
A strong U.S. dollar compounded the problem for several Asian exporters whose currencies closely track the dollar. What's more, local problems in a number of countries further hampered results. These factors proved to be enough to keep foreign investors on the sidelines, which further hurt performance.

For the six months ended April 30, 1997, John Hancock Pacific Basin Equities posted a total return for its Class A and Class B shares of -0.51% and -0.87%, respectively, at net asset value. That compared to the -0.29% return of the average Pacific region fund, according to Lipper Analytical Services, Inc.1 Please see pages six and seven for longer-term performance information.

"It was a
difficult six
months for
the Pacific
region..."

A 2 1/4" x 3 3/4" photo of the International Equity Team. Caption reads:
"Marian Li (standing center) and members of John Hancock Funds' International equity team, including team leader Miren Etcheverry (seated left).

Pie chart with the heading "Portfolio Diversification" at top of left hand column. The chart is divided into 12 sections. Going from top left to right:
Short-Term Investments and Other 13%; Australia 7%; Hong Kong 22%; India 3%; Indonesia 3%; Japan 23%; Malaysia 12%; Philippines 3%; Singapore 6%; South Korea 1%; Taiwan 3%; Thailand 4%. Footnote below reads: "As a percentage of net assets on April 30, 1997."

"...we're more
optimistic
about Japan's
prospects
now."

Japan

Disappointment over Japan's still-stalled economy, concerns over a slowdown in government spending and problems in the financial sector caused the benchmark Nikkei 225-stock index to fall 6.5% in the period, with the decline even worse -- 16% -- for U.S. dollar investors. Our favorite market sector remains the large export companies, including Toyota and Sony, that continue to benefit from the weak yen, which makes their products cheaper away from home. But with the first signs of economic life, we'll turn some of our attention to select domestic retailers, property stocks and cyclical companies. One disappointment was our Nomura Securities stock, which we sold because it was hit by management scandals.

Table entitled "Scorecard" at bottom of left hand column. The header for the left column is "Investments"; the header for the right column is "Recent performance ... and what's behind the numbers." The first listing is Shanghai Industrial Holdings followed by an up arrow and the phrase "Acquisition of high-quality Chinese Assets." The second listing is Shinawatra followed by a down arrow and the phrase "Increased competition erodes market share." The third listing is SK Telecom followed by a down arrow and the phrase "Concerns about increasing competition." Footnote below reads: "See "Schedule of Investments." Investment holdings are subject to change."

The Fund's weighting in Japan stood at 23% of net assets by the end of April, down from 27% six months earlier. But we may increase our exposure, depending on May's earnings results and their impact on investor sentiment. Even though Japan's recovery has been slower than expected, we're more optimistic about Japan's prospects now. We are starting to see a return of both Japanese pensions and foreign buyers, long underweighted in the world's second largest equity market, to Japan's stock market after a long absence.

Hong Kong

Hong Kong remains our second strongest weighting at 22% of the Fund's assets. It was a stellar performer last year and a bright spot earlier in the period, until concerns about an overheating real estate market and rising U.S. interest rates sparked a downturn in February and March. But the market rebounded in April and we remain optimistic about Hong Kong's prospects. Our property conglomerate Cheung Kong continues to perform well. We anticipate a smooth transition to Chinese rule in June, and concerns over the new Chinese leadership have subsided. Despite a slip in foreign investments during the period, the market continues to benefit from a steady inflow of funds from China. And our China-related "red-chip" holdings held up well, particularly the conglomerate Shanghai Industrial Holdings. We plan to keep one third of our Hong Kong holdings in "red-chip" stocks, not only because China's economy is rebounding, but also because these stocks' performances are less tied to moves in U.S. interest rates than is the rest of the Hong Kong market.

South Asia

The south Asian markets of Singapore, Malaysia, Thailand and the Philippines all suffered during the period from either persistent or new concerns over the local property or banking sectors. The economies of these countries are driven in part by the strength of exports, which have been in a longer-than-expected trough due to a slowdown in the electronics sector. Singapore, long considered a safe-haven market, was one of the worst performers during the period, along with Thailand. Malaysia also stumbled after several restrictive moves by its central bank. As a result, we reduced our stakes in Singapore and Malaysia during the period. At the end of April, our combined holdings in Singapore, Malaysia and Thailand stood at one quarter of the Fund's assets, down from one third six months earlier. In their place, we established a position in India, currently at 3% of net assets. Its market rose strongly in the second half of the period on the strength of government-sponsored economic reforms and pro-business incentives. What's more, valuations are compelling there, at the same time that earnings growth rates are strong. One of our top holdings is the State Bank of India, the nation's largest bank, whose stock price was attractive relative to its earnings.

Bar chart with heading "Fund Performance" at top of left hand column. Under the heading is the footnote: "For the six months ended April 30, 1997." The chart is scaled in increments of -1% with -1% at the bottom and 0% at the top. Within the chart there are three solid bars. The first represents the -0.51% total return for the John Hancock Pacific Basin Equities Fund: Class A. The second represents the -0.87% total return for the John Hancock Pacific Basin Equities Fund: Class B. The third represents the -0.29% total return for the average Pacific region fund. A footnote below reads: "The total returns for John Hancock Pacific Basin Equities Fund are at net asset value with all distributions reinvested. The average pacific region fund is tracked by Lipper Analytical Services. (1) See the following two pages for historical performance information."

Australia

The Australian market was one of the strongest during the period, reaping the rewards of a favorable interest rate environment and strong performance from banks, such as our largest holding National Australia Bank. We cut back our metals and commodities holdings, but we plan to increase our current 7% position up to 10% as a defensive measure, given Australia's established market and relative stability.

Outlook

In the short term, we expect the Asian markets to remain in the doldrums while investors wait to see real signs of a return to economic life. In south Asia, we'll be watching for a rebound in the electronics sector and a pickup in exports as the key sparks to jump-start their economies and corporate earnings growth. We'll also be watching U.S. interest-rate moves, the U.S. dollar and the strength of China's economy. In our view, the day is coming closer when investors will shed their negative sentiment and turn again toward the Pacific region. After lagging other regions for several years, Asian stock prices are compelling compared to other regions, like the U.S. and Latin America, where stock prices have soared. Because we continue to believe in the region's long-term prospects for superior growth, we'll stick to our guns. That means investing in a balanced portfolio of Asian stocks with a focus on markets that have high growth potential to reward patient investors.

"...Asian
stock
prices are
compelling
compared
to other
regions..."

----------------------------------------------------------------------------
This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. Of course, the team's views are subject to change as market and other conditions warrant.

International investing involves special risks, including currency and political risks and differences in accounting standards and financial reporting.

1 Figures from Lipper Analytical Services, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT PERFORMANCE

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock Pacific Basin Equities Fund. Total return is a performance measure that equals the sum of all income and capital gains dividends, assuming reinvestment of these distributions, and the change in the price of the Fund's shares, expressed as a percentage of the Fund's net asset value per share. Performance figures include the maximum applicable sales charge of 5% for Class A shares. The effect of the maximum contingent-deferred sales charge for Class B shares (maximum 5% and declining to 0% over six years) is included in Class B performance. Remember that all figures represent past performance and are no guarantee of how the Fund will perform in the future. Also, keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them. Please see your prospectus for a discussion of the risks associated with international investing, including currency and political risks and differences in accounting standards and financial reporting.

CUMULATIVE TOTAL RETURNS

For the period ended March 31, 1997

                                      ONE        FIVE       LIFE OF
                                     YEAR       YEARS        FUND
                                  ---------   ---------   ----------
John Hancock Pacific Basin
Equities Fund: Class A(1)          (10.20%)     64.53%      79.55%
John Hancock Pacific Basin
Equities Fund: Class B(2)          (10.81%)      N/A        (5.52%)

AVERAGE ANNUAL TOTAL RETURNS

For the period ended March 31, 1997

                                      ONE        FIVE       LIFE OF
                                     YEAR       YEARS        FUND
                                  ---------   ---------   ----------
John Hancock Pacific Basin
Equities Fund: Class A(1)          (10.20%)     10.47%       6.31%
John Hancock Pacific Basin
Equities Fund: Class B(2)          (10.81%)      N/A        (1.83%)

Notes to Performance

(1) Class A shares commenced on September 8, 1987.
(2) Class B shares commenced on March 7, 1994.



WHAT HAPPENED TO A $10,000 INVESTMENT...

The charts on the right show how much a $10,000 investment in John Hancock Pacific Basin Equities Fund would be worth on April 30, 1997, assuming you invested on the day each class of shares started and have reinvested all distributions. For comparison, we've shown the same $10,000 investment in the Morgan Stanley Capital International Pacific Index -- an unmanaged index that measures performance for a diverse range of global stock markets, including Australia, Hong Kong, Japan, New Zealand and Singapore/Malaysia.

Pacific Basin Equities Fund
Class A shares

Line chart with the heading Pacific Basin Equities Fund: Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the value of the Pacific Basin Equities Fund, before sales charge, and is equal to $18,814 as of April 30, 1997. The second line represents the value of the hypothetical $10,000 investment made in the Pacific Basin Equities Fund, after sales charge, on September 8, 1987, and is equal to $17,873 as of April 30, 1997. The third line represents the Morgan Stanley Capital International Pacific Index and is equal to $10,147 as of April 30, 1997.

Pacific Basin Equities Fund
Class B shares

Line chart with the heading Pacific Basin Equities Fund: Class B, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the value of the Pacific Basin Equities Fund, before sales charge, and is equal to $9,685 as of April 30, 1997. The second line represents the value of the hypothetical $10,000 investment made in the Pacific Basin Equities Fund on March 7, 1994, after sales charge, and is equal to $9,394 as of April 30, 1997. The third line represents the value of the Morgan Stanley Capital International Pacific Index and is equal to $8,569 as of April 30, 1997.



FINANCIAL STATEMENTS

John Hancock Funds - Pacific Basin Equities Fund




The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on April 30, 1997. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
April 30, 1997 (Unaudited)
-----------------------------------------------------------------------------------------------
Assets:
Investments at value - Note C:
Common stocks and warrant (cost - $50,156,383)                                     $ 52,546,861
Joint repurchase agreement (cost - $5,677,000)                                        5,677,000
                                                                                   ------------
                                                                                     58,223,861
Cash                                                                                        416
Foreign currency, at value (cost - $1,257,118)                                        1,254,333
Receivable for investments sold                                                         419,834
Receivable for forward foreign currency
contracts sold - Note A                                                                  35,038
Dividends receivable                                                                    164,780
Interest receivable                                                                         848
Other Assets                                                                              2,095
                                                                                   ------------
Total Assets                                                                         60,101,205
-----------------------------------------------------------------------------------------------
Liabilities:
Payable for shares repurchased                                                           17,967
Payable for investments purchased                                                       222,657
Payable for forward foreign currency
contracts sold - Note A                                                                     437
Foreign taxes payable                                                                    32,007
Payable to John Hancock Advisers, Inc.
and affiliates - Note B                                                                 111,801
Accounts payable and accrued expenses                                                    68,140
                                                                                   ------------
Total Liabilities                                                                       453,009
-----------------------------------------------------------------------------------------------
Net Assets:
Capital paid-in                                                                     $57,322,198
Accumulated net realized gain on investments
and foreign currency transactions                                                       285,982
Net unrealized appreciation of investments
 and foreign currency transactions                                                    2,405,813
Accumulated net investment loss                                                    (    365,797)
                                                                                   ------------
Net Assets                                                                          $59,648,196
===============================================================================================
Net Asset Value Per Share:
(Based on net asset values and shares of
beneficial interest outstanding - unlimited
number of shares authorized with no par
value, respectively)
Class A - $33,945,155 / 2,376,092                                                   $     14.29
===============================================================================================
Class B - $25,703,041 / 1,839,719                                                   $     13.97
===============================================================================================
Maximum Offering Price Per Share *
Class A - ($14.29 x 105.26%)                                                        $     15.04
===============================================================================================
* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.





The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Statement of Operations
Six months ended April 30, 1997 (Unaudited)
-----------------------------------------------------------------------------------------------
Investment Income:
Dividends (net of foreign withholding taxes of $50,755)                                $390,065
Interest                                                                                 26,374
                                                                                       --------
                                                                                        416,439
                                                                                       --------
Expenses:
Investment management fee -- Note B                                                     261,338
Distribution and service fee -- Note B
Class A                                                                                  55,487
Class B                                                                                 141,716
Transfer agent fee -- Note B                                                            166,001
Custodian fee                                                                            82,839
Registration and filing fees                                                             24,903
Auditing fee                                                                             15,125
Printing                                                                                 13,294
Financial service fee -- Note B                                                           6,125
Trustees' fees                                                                            2,666
Legal fees                                                                                1,247
Miscellaneous                                                                             1,076
                                                                                       --------
Total Expenses                                                                          771,817
-----------------------------------------------------------------------------------------------
Net Investment Loss                                                                   ( 355,378)
-----------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions:
Net realized gain on investments sold                                                   190,277
Net realized gain on foreign currency transactions                                      115,698
Change in net unrealized appreciation/depreciation
of investments                                                                          453,992
Change in net unrealized appreciation/depreciation
of foreign currency transactions                                                         50,020
                                                                                       --------
Net Realized and Unrealized
Gain on Investments and
Foreign Currency Transactions                                                           809,987
-----------------------------------------------------------------------------------------------
Net Increase in Net Assets
Resulting from Operations                                                              $454,609
===============================================================================================

See notes to financial statements.





Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------------------
                                                                                             PERIOD FROM       SIX MONTHS ENDED
                                                                         YEAR ENDED      SEPTEMBER 1, 1996 TO    APRIL 30, 1997
                                                                       AUGUST 31, 1996    OCTOBER 31, 1996(1)     (UNAUDITED)
                                                                       ---------------    -------------------     -----------
Increase (Decrease) in Net Assets:
From Operations:
Net investment loss                                                     ($   286,709)        ($   139,847)       ($   355,378)
Net realized gain on investments sold and foreign currency transactions      484,871              485,068             305,975
Change in net unrealized appreciation/depreciation of investments and
foreign currency transactions                                              1,979,326         (  1,583,701)            504,012
                                                                         -----------          -----------         -----------
Net Increase (Decrease) in Net Assets Resulting from Operations            2,177,488         (  1,238,480)            454,609
                                                                         -----------          -----------         -----------
Distributions to shareholders:
Distributions from net realized gain on investments sold and foreign currency transactions
Class A -- (none; none; and $0.1114 per share, respectively)                 --                  --              (    298,861)
Class B -- (none; none; and $0.1114 per share, respectively)                 --                  --              (    226,927)
                                                                         -----------          -----------         -----------
Total Distributions to Shareholders                                          --                  --              (    525,788)
                                                                         -----------          -----------         -----------
From Fund Share Transactions -- Net*                                      20,330,528         (  4,213,348)       (  9,121,702)
                                                                         -----------          -----------         -----------
Net Assets:
Beginning of period                                                       51,784,889           74,292,905          68,841,077
                                                                         -----------          -----------         -----------
End of period (including accumulated net investment loss
of $188,377, $10,419 and $365,797, respectively)                         $74,292,905          $68,841,077         $59,648,196
                                                                         ===========          ===========         ===========

* Analysis of Fund Share Transactions:


                                                                            PERIOD FROM                  SIX MONTHS ENDED
                                              YEAR ENDED               SEPTEMBER 1, 1996 TO               APRIL 30, 1997
                                           AUGUST 31, 1996              OCTOBER 31, 1996(1)                 (UNAUDITED)
                                      -------------------------      -------------------------      -------------------------
                                        SHARES         AMOUNT          SHARES         AMOUNT         SHARES          AMOUNT
                                      ---------     -----------      ---------     -----------      ---------     -----------
CLASS A
Shares sold                           5,439,721     $80,924,479      1,081,326     $16,035,337      3,991,834     $59,045,127
Shares issued to shareholders
in reinvestment of distributions             --              --             --              --         18,683         278,745
                                      ---------     -----------      ---------     -----------      ---------     -----------
                                      5,439,721      80,924,479      1,081,326      16,035,337      4,010,517      59,323,872
Less shares repurchased              (5,246,580)   ( 78,427,912)    (1,251,853)   ( 18,610,457)    (4,308,994)   ( 64,152,090)
                                      ---------     -----------      ---------     -----------      ---------     -----------
Net increase (decrease)                 193,141     $ 2,496,567     (  170,527)   ($ 2,575,120)    (  298,477)   ($ 4,828,218)
                                      =========     ===========      =========     ===========      =========     ===========
CLASS B
Shares sold                           3,821,397     $56,351,704        454,392     $ 6,590,658      1,262,305     $18,345,089
Shares issued to shareholders in
reinvestment of distributions                --              --             --              --         12,199         178,482
                                      ---------     -----------      ---------     -----------      ---------     -----------
                                      3,821,397      56,351,704        454,392       6,590,658      1,274,504      18,523,571
Less shares repurchased              (2,618,144)   ( 38,517,743)    (  563,407)   (  8,228,886)    (1,558,152)   ( 22,817,055)
                                      ---------     -----------      ---------     -----------      ---------     -----------
Net increase (decrease)               1,203,253     $17,833,961     (  109,015)   ($ 1,638,228)    (  283,648)   ($ 4,293,484)
                                      =========     ===========      =========     ===========      =========     ===========

(1) Effective October 31, 1996, the fiscal period changed from August 31 to
    October 31.


The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment and foreign currency gains and losses, distributions paid to shareholders, and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and redeemed during the last three periods, along with the corresponding dollar value.

See notes to financial statements.





Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
--------------------------------------------------------------------------------------------------------------------------
                                                                        YEAR ENDED AUGUST 31,
                                             -----------------------------------------------------------------------------
                                               1992             1993              1994             1995             1996
                                             -------           -------           -------          -------          -------
CLASS A
Per Share Operating Performance
Net Asset Value, Beginning of Period         $  9.05           $  8.87           $ 13.27          $ 15.88          $ 14.11
                                             -------           -------           -------          -------          -------
Net Investment Income (Loss)(2)             (   0.07)         (   0.11)         (   0.10)            0.02(3)      (   0.02)
Net Realized and Unrealized Gain (Loss)
on Investments and Foreign Currency
Transactions                                (   0.11)             4.51              3.12         (   1.24)            0.65
                                             -------           -------           -------          -------          -------
Total from Investment Operations            (   0.18)             4.40              3.02         (   1.22)            0.63
                                             -------           -------           -------          -------          -------
Less Distributions:
Dividends from Net Realized Gain on
Investments Sold and Foreign
Currency Transactions                              --                --          (   0.41)        (   0.55)              --
                                              -------           -------           -------          -------          -------
Net Asset Value, End of Period                $  8.87           $ 13.27           $ 15.88          $ 14.11          $ 14.74
                                              -------           -------           -------          -------          -------
Total Investment Return at
Net Asset Value(4)                          (   1.99%)           49.61%            22.82%        (   7.65%)           4.47%
Total Adjusted Investment Return
at Net Asset Value(4,6)                     (   5.57%)           48.31%                --               --               --

Ratios and Supplemental Data
Net Assets, End of Period (000s omitted)      $ 3,222           $14,568           $50,261          $37,417          $41,951
Ratio of Expenses to Average Net Assets         2.73%             2.94%             2.43%            2.05%            1.97%
Ratio of Adjusted Expenses to
Average Net Assets(8)                           6.31%             4.24%                --               --               --
Ratio of Net Investment Income (Loss)
to Average Net Assets                       (   0.82%)        (   0.98%)        (   0.66%)           0.13%(3)     (   0.15%)
Ratio of Adjusted Net Investment Loss
to Average Net Assets(8)                    (   4.40%)        (   2.28%)               --               --               --
Portfolio Turnover Rate                          179%              171%               68%              48%              73%
Expense Reimbursement Per Share               $  0.31           $  0.14                --               --               --
Average Brokerage Commission Rate(9)              N/A               N/A               N/A              N/A          $0.0183



Financial Highlights (continued)
------------------------------------------------------------------------------------------------------
                                                       PERIOD FROM                 SIX MONTHS ENDED
                                                   SEPTEMBER 1, 1996 TO             APRIL 30, 1997
                                                   OCTOBER 31, 1996(10)              (UNAUDITED)
                                                   --------------------           -----------------
CLASS A
Per Share Operating Performance
Net Asset Value, Beginning of Period                      $ 14.74                     $ 14.47
                                                          -------                     -------
Net Investment Income (Loss)(2)                          (   0.02)                   (   0.06)
Net Realized and Unrealized Gain (Loss)
on Investments and Foreign Currency
Transactions                                             (   0.25)                   (   0.01)(11)
                                                          -------                     -------
Total from Investment Operations                         (   0.27)                   (   0.07)
                                                          -------                     -------
Less Distributions:
Dividends from Net Realized Gain on
Investments Sold and Foreign
Currency Transactions                                           --                    (   0.11)
                                                           -------                     -------
Net Asset Value, End of Period                             $ 14.47                     $ 14.29
                                                           -------                     -------
Total Investment Return at
Net Asset Value(4)                                        (  1.83%)(5)                (  0.51%)(5)
Total Adjusted Investment Return
at Net Asset Value(4,6)                                         --

Ratios and Supplemental Data
Net Assets, End of Period (000s omitted)                   $38,694                     $33,945
Ratio of Expenses to Average Net Assets                      2.21%(7)                    2.06%(7)
Ratio of Adjusted Expenses to
Average Net Assets(8)                                           --                          --
Ratio of Net Investment Income (Loss)
to Average Net Assets                                     (  0.83%)(7)                (  0.79%)(7)
Ratio of Adjusted Net Investment Loss
to Average Net Assets(8)                                        --                          --
Portfolio Turnover Rate                                        15%                         44%
Expense Reimbursement Per Share                                 --                          --
Average Brokerage Commission Rate(9)                       $0.0221                     $0.0111


The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated:
net investment income, gains (losses), dividends and total investment return of the Fund. It shows how the Fund's net asset value for a share has changed since the end of the previous period. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

See notes to financial statements.




Financial Highlights (continued)
-------------------------------------------------------------------------------------------------------------------------------
                                              PERIOD ENDED     YEAR ENDED AUGUST 31,       PERIOD FROM         SIX MONTHS ENDED
                                               AUGUST 31,     -----------------------  SEPTEMBER 1, 1996 TO     APRIL 30, 1997
                                                1994(1)         1995           1996     OCTOBER 31, 1996(10)     (UNAUDITED)
                                                -------       -------        --------   --------------------       --------
CLASS B
Per Share Operating Performance
Net Asset Value, Beginning of Period            $ 15.11       $ 15.84        $  13.96         $  14.49             $  14.20
                                                -------       -------        --------         --------             --------
Net Investment Loss(2)                         (   0.09)     (   0.09)      (    0.13)       (    0.04)           (    0.11)
Net Realized and Unrealized Gain (Loss)
on Investments and Foreign Currency
Transactions                                       0.82      (   1.24)           0.66        (    0.25)           (    0.01)(11)
                                                -------       -------        --------         --------             --------
Total from Investment Operations                   0.73      (   1.33)           0.53        (    0.29)           (    0.12)
Less Distributions:
Dividends from Net Realized Gain on
Investments Sold and Foreign
Currency Transactions                                --      (   0.55)             --               --            (    0.11)
                                                -------       -------        --------         --------             --------
Net Asset Value, End of Period                  $ 15.84       $ 13.96        $  14.49         $  14.20             $  13.97
                                                =======       =======        ========         ========             ========
Total Investment Return at Net Asset Value(4)    4.83%(5)    (  8.38%)          3.80%        (   2.00%)(5)        (   0.87%)(5)

Ratios and Supplemental Data
Net Assets, End of Period (000s omitted)       $ 9,480        $14,368        $ 32,342         $ 30,147             $ 25,703
Ratio of Expenses to Average Net Assets          3.00%(7)       2.77%           2.64%            2.90%(7)             2.76%(7)
Ratio of Net Investment Loss to
Average Net Assets                            (  1.40%)(7)   (  0.66%)      (   0.86%)       (   1.52%)(7)        (   1.48%)(7)
Portfolio Turnover Rate                            68%            48%             73%              15%                  44%
Average Brokerage Commission Rate(9)               N/A            N/A        $ 0.0183         $ 0.0221            $  0.0111

 (1) Class B shares commenced operations on March 7, 1994.

 (2) Based on average of shares outstanding at the end of each month.

 (3) May not accord to amounts shown elsewhere in the financial statements due to the timing of sales and repurchases of fund shares in relation tofluctuating market values of the investments of the fund.

 (4) Assumes dividend reinvestment and does not reflect the effect of sales charges.

 (5) Not annualized.

 (6) An estimated total return calculation that does not take into consideration fee reductions by the Adviser during the periods shown.

 (7) Annualized.

 (8) Unreimbursed, without fee reduction.

 (9) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.

(10) Effective October 31, 1996, the fiscal period changed from August 31 to October 31.

(11) The amount shown for each share outstanding throughout the period may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market value of the portfolio.


See notes to financial statements.





Schedule of Investments
April 30, 1997 (Unaudited)
--------------------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the
Pacific Basin Equities Fund on April 30, 1997. It's divided into three main categories: common stocks, warrants and short-term investments. Common stocks are further broken down by country. Short-term investments, which represent the Fund's "cash" position, are listed last.
                                                                                   MARKET
ISSUER, DESCRIPTION                                        NUMBER OF SHARES         VALUE
-------------------                                        ----------------      -----------
COMMON STOCKS
Australia (7.34%)
Broken Hill Proprietary Co., Ltd.
(Diversified Operations)                                         55,000          $   775,482
Hoyts Cinemas Group (Leisure)*                                  303,200              709,350
National Australia Bank Ltd.
(Banks -- Foreign)                                              110,000            1,505,498
News Corp. Ltd. (The) (Media)                                   129,000              594,549
Woodside Petroleum Ltd. (Oil & Gas)                             100,000              795,446
                                                                                 -----------
                                                                                   4,380,325
                                                                                 -----------
Hong Kong (21.51%)
Cheung Kong (Holdings) Ltd.
(Real Estate Operations)                                        210,000            1,843,413
Cheung Kong Infrastructure
Holdings Ltd. (Building)                                        263,000              745,220
CITIC Pacific Ltd. (Diversified Operations)                     112,000              605,796
Goldlion Holdings Ltd. (Retail)                                 435,000              256,906
Great Eagle Holdings Ltd.
(Real Estate Operations)                                        150,000              448,267
Guangzhou Investment Co., Ltd.
(Diversified Operations)                                      1,900,000              901,375
Hang Seng Bank Ltd. (Banks -- Foreign)                           57,000              642,000
Hong Kong Telecommunications Ltd.
(Telecommunications)                                            388,000              666,159
HSBC Holdings Ltd. (Banks -- Foreign)                            28,413              718,899
Hutchison Whampoa Ltd.
(Diversified Operations)                                        299,000            2,219,389
Ng Fung Hong Ltd. (Food)                                        224,000              300,729
Shanghai Industrial Holdings Ltd.
(Diversified Operations)*                                       143,000              804,854
Shun Shing Holdings Ltd. (Building)*                            468,000              311,134
Sun Hung Kai Properties Ltd.
(Real Estate Operations)                                        100,000            1,084,361
Union Bank of Hong Kong Ltd.
(Banks -- Foreign)                                              330,000              479,249
Wheelock & Co., Ltd.
(Diversified Operations)                                        386,000              802,246
                                                                                 -----------
                                                                                  12,829,997
                                                                                 -----------
India (3.41%)
Hindalco Industries Ltd. Global Depositary
Receipts, (GDR) (Metal) (R)                                      33,600            1,087,632
State Bank of India (GDR)
(Banks -- Foreign)*                                              39,000              948,675
                                                                                 -----------
                                                                                   2,036,307
                                                                                 -----------
Indonesia (3.24%)
PT Astra International
(Automobile / Trucks)                                           110,000              402,881
PT Bank Internasional Indonesia
(Banks -- Foreign)                                            1,165,258              863,154
PT Bank Negara Indonesia
(Banks -- Foreign)                                            1,200,000              666,667
                                                                                 -----------
                                                                                   1,932,702
                                                                                 -----------
Japan (23.42%)
Canon Inc. (Office Equipment & Supplies)                         30,000              711,388
Denso Corp. (Automobile / Trucks)                                43,000              979,005
Matsushita Electric Industrial Co., Ltd.
(Electronics)                                                    57,000              911,569
Minebea Co., Ltd. (Machinery)                                    70,000              584,551
Mitsubishi Estate Co., Ltd. (Real Estate
Operations)                                                      94,000            1,184,858
NTT Data Corp. (Computer Services)                                   49            1,432,150
Ricoh Co., Ltd. (Office Equipment &
Supplies)                                                        60,000              713,751
Rohm Co., Ltd. (Electronics)                                     12,000              930,240
Sharp Corp. (Electronics)                                        64,000              831,922
Sony Corp. (Electronics)                                         17,300            1,259,322
Sumitomo Electric Industries, Ltd.
(Wire & Cable Products)                                          68,000              921,416
Sumitomo Trust & Banking Co., Ltd.
(Banks -- Foreign)                                               45,000              372,238
Takeda Chemical Industries, Ltd.
(Medical-Drugs)                                                  40,000              923,307
Toho Titanium Co., Ltd. (Metal)*                                104,000            1,286,328
Toyota Motor Corp. (Automobile / Trucks)                         32,000              927,719
                                                                                 -----------
                                                                                  13,969,764
                                                                                 -----------
Malaysia (11.99%)
Konsortium Perkapalan Berhad
(Transport)                                                     125,000              741,795
Lingkaran Trans Kota Holdings Berhad
(Building)*                                                     100,000              217,062
Malakoff Berhad (Energy)                                        142,000              565,557
Malayan Banking Berhad
(Banks -- Foreign)                                              135,000            1,344,193
Rashid Hussain Berhad (Banks -- Foreign)                        104,000              691,732
Road Builder (M) Holdings Berhad
(Building)                                                      138,000              670,543
Sime Darby Berhad (Diversified
Operations)                                                     162,000              500,040
Sungei Way Holdings Berhad (Building)                           300,000              687,032
Tan Chong Motor Holdings Berhad
(Automobile / Trucks)                                           360,000              668,154
United Engineers Ltd. (Building)                                150,000            1,063,406
                                                                                 -----------
                                                                                   7,149,514
                                                                                 -----------
Philippine Islands (3.38%)
Belle Corp. (Real Estate Operations)*                         1,182,000              282,389
Manila Electric Co. (B Shares) (Utilities)                       93,340              580,499
Metropolitan Bank & Trust Co.
(Banks -- Foreign)                                               22,308              456,819
Philippine Long Distance Telephone Co.,
American Depositary Receipts (ADR)
(Utilities)                                                      12,500              696,875
                                                                                 -----------
                                                                                   2,016,582
                                                                                 -----------
Singapore (5.55%)
City Developments Ltd. (Real Estate
Operations)                                                     100,000              808,290
NatSteel Ltd. (Steel)                                           100,000              270,812
Oversea-Chinese Banking Corp., Ltd.
(Banks -- Foreign)                                               70,000              817,271
Singapore Airlines Ltd. (Transport)                              75,000              663,212
United Overseas Bank Ltd.
(Banks -- Foreign)                                               80,000              751,641
                                                                                 -----------
                                                                                   3,311,226
                                                                                 -----------
South Korea (1.28%)
Korea Electric Power Corp. (Utilities)                           11,000              328,027
Pohang Iron & Steel Co., Ltd. (Steel)                             7,000              420,628
SK Telecom Co., Ltd. (ADR)
(Telecommunications)                                              1,491               14,164
                                                                                 -----------
                                                                                     762,819
                                                                                 -----------

Taiwan (2.56%)
China Steel Corp. (GDR) (Steel)                                  25,000              561,875
ROC Taiwan Fund (Finance -- Public
Investment Fund)                                                 75,000              965,625
                                                                                 -----------
                                                                                   1,527,500
                                                                                 -----------
Thailand (4.35%)
Bangkok Bank (Banks -- Foreign)                                 112,000            1,037,573
Electricity Generating Public Co., Ltd.
(Utilities)                                                     230,000              616,327
Krung Thai Bank Public Co., Ltd.
(Banks -- Foreign)                                              170,000              213,130
Shinawatra Computer and Communication
PLC (Telecommunications)                                         57,000              388,401
Siam City Bank (Banks -- Foreign)                               420,000              341,659
                                                                                 -----------
                                                                                   2,597,090
                                                                                 -----------
TOTAL COMMON STOCKS
(Cost $50,156,383)                                              (88.03%)          52,513,826
                                                                --------         -----------
WARRANT
Indonesia (0.06%)
PT Bank Internasional Indonesia
(Banks -- Foreign)*                                             103,580               33,035
                                                                                 -----------
TOTAL WARRANT
(Cost $0)                                                        (0.06%)              33,035
                                                                --------         -----------
TOTAL COMMON STOCKS AND WARRANT
(Cost $50,156,383)                                              (88.09%)          52,546,861
                                                                --------         -----------

                                            INTEREST          PAR VALUE             MARKET
ISSUER, DESCRIPTION                           RATE          (000s OMITTED)          VALUE
-------------------                          ------        ----------------      -----------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (9.52%)
Investment in a joint repurchase
agreement transaction with
Aubrey G. Lanston & Co. -
Dated 04-30-97, Due
05-01-97 (secured by U.S.
Treasury Notes, 5.50% thru
6.625%, Due 05-15-98 thru
9-30-01) - Note A.                              5.38%            $5,677          $ 5,677,000
                                                                                 -----------
TOTAL SHORT-TERM INVESTMENTS                                    ( 9.52%)           5,677,000
                                                                --------         -----------
TOTAL INVESTMENTS                                               (97.61%)         $58,223,861
                                                                =======          ===========

* Non-income producing security.

(R) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,087,632 as of April 30, 1997.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.



Industry Diversification
April 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

The Fund primarily invests in securities issued by companies of other countries, primarily in the Pacific Basin region. The performance of the Fund is closely tied to the economic conditions within the countries it invests.
The concentration of investments by country for individual securities held by the Fund is shown in the schedule of investments. In addition, the concentration of investments can be aggregated by various industry groups. The table below shows the percentages of the Fund's investments at April 30, 1997 assigned to the various investment categories.

                                                        MARKET VALUE
                                                       OF SECURITIES
                                                      AS A PERCENTAGE
INVESTMENT CATEGORIES                                 OF NET ASSETS
---------------------                               ------------------
Automobile/Trucks                                         4.99%
Banks - Foreign                                          19.93
Building                                                  6.19
Computer Services                                         2.40
Diversified Operations                                   11.09
Electronics                                               6.59
Energy                                                    0.95
Finance - Public Investment Fund                          1.62
Food                                                      0.50
Leisure                                                   1.19
Machinery                                                 0.98
Media                                                     1.00
Medical-Drugs                                             1.55
Metal                                                     3.98
Office Equipment & Supplies                               2.39
Oil & Gas                                                 1.33
Real Estate Operations                                    9.47
Retail                                                    0.43
Steel                                                     2.10
Telecommunications                                        1.79
Transport                                                 2.36
Utilities                                                 3.72
Wire & Cable Services                                     1.54
Short-Term Investments                                    9.52
                                                         -----
Total Investments                                        97.61%
                                                         =====

See notes to financial statements.




NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)
NOTE A --
ACCOUNTING POLICIES

John Hancock World Fund (the "Trust") is an open-end management investment company, registered under the Investment Company Act of 1940. The Trust consists of three series: John Hancock Pacific Basin Equities Fund (the "Fund"), John Hancock Global Rx Fund and John Hancock Global Marketplace Fund. The other two series of the Trust are reported in separate financial statements. The Fund's investment objective is to seek long-term growth of capital through investment primarily in a diversified portfolio of stocks of companies located in countries bordering the Pacific Ocean.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A and Class B shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign Currency Translation" below.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes and are accrued, as applicable.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income, including any net realized gain on investments, to its shareholders.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes which are accrued as applicable.

The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the relative net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund had no borrowing activity for the period ended April 30, 1997.

FOREIGN CURRENCY TRANSLATION All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked-to-market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency contract is closed out or offset by a matching contract. Risks may arise upon entering these contracts from potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk other than that offset by the currency amount of the underlying transaction.

Open forward foreign currency exchange contracts sold at April 30, 1997 were as follows:
                                                          UNREALIZED
                    PRINCIPAL AMOUNT      EXPIRATION     APPRECIATION
CURRENCY           COVERED BY CONTRACT      MONTH       (DEPRECIATION)
--------           -------------------      ------      --------------
Japanese Yen           512,500,000          Jun 97          $35,038
Malaysian Ringgit          500,000          May 97             (437)
                                                            -------
                                                            $34,601
                                                            =======

NOTE B --
MANAGEMENT FEE AND
TRANSACTIONS WITH AFFILIATES AND OTHERS

The Adviser is solely responsible for advising the Fund with respect to investments in the United States and Canada.

The Fund and the Adviser also have a sub-investment management contract with John Hancock Advisers International Limited (the "Sub-Adviser"), a wholly owned subsidiary of the Adviser, under which the Sub-Adviser, subject to the review of the Trustees and overall supervision of the Adviser, provides the Fund with investment management services and advice with respect to that portion of the Fund's assets invested in countries other than the United States and Canada. The Adviser and Indosuez Asia Advisers Limited ("IAAL") have a second subadvisory contract. Pursuant to such contract, IAAL will serve as co-subadviser to the Fund with JHAI. IAAL provides additional expertise in Asian and Pacific Basin countries.

Under the present investment management contract, the Fund pays a quarterly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.80% of the first $200,000,000 of the Fund's average daily net asset value and (b) 0.70% of the Fund's average daily net asset value in excess of $200,000,000. The Adviser pays the Sub-Adviser a quarterly management fee equivalent, on an annual basis, to the sum of (a) 0.50% of the first $200,000,000 of the Fund's average daily net asset value and (b) 0.4375% of the Fund's average daily net asset value in excess of $200,000,000. As of September 1, 1994, the Sub-Adviser has waived all but 0.05% of their fee. The Adviser pays IAAL quarterly a subadvisory fee at the annual rate of (a) 0.30% of the first $100,000,000 of the Fund's average daily net assets managed by IAAL plus (b) 40% percent of the gross management fee received by the Adviser pursuant to the investment management contract with respect to the Fund's average daily net assets in excess of $100,000,000 which are managed by IAAL (the rate increases to 50% on net assets in excess of $250,000,000).

The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. For the period ended April 30, 1997, net sales charges received with regard to sales of Class A shares amounted to $53,969. Of this amount, $7,513 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $26,781 was paid as sales commissions to unrelated broker-dealers and $19,675 was paid as sales commissions to sales personnel of John Hancock Distributors, Inc. ("Distributors"), Tucker Anthony, Incorporated ("Tucker Anthony") and Sutro & Co., ("Sutro"), all of which are broker-dealers. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company ("JHMLICo"), is the indirect sole shareholder of Distributors and was the indirect sole shareholder until November 29, 1996 of John Hancock Freedom Securities Corporation and its subsidiaries, which include Tucker Anthony and Sutro.

Class B shares which are redeemed within six years of purchase will be subject to a contingent-deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended April 30, 1997, contingent-deferred sales charges paid to JH Funds amounted to $59,859.

In addition, to reimburse JH Funds for the services it provides as distributors of shares of the Fund, the Fund has adopted a Distribution Plan with respect to Class A and Class B pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an annual rate not exceed 0.30% of Class A average daily net assets and 1.00% of Class B average daily net assets to reimburse JH Funds for its distribution and service costs. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHMLICo. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax and financial management services for the Fund. The compensation for the period was at an annual rate of 0.01875% of the average net assets of the Fund.

Mr. Edward J. Boudreau, Jr., Ms. Anne C. Hodsdon and Mr. Richard S. Scipione are trustees and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. Trustee Edward J. Boudreau, Jr. is Managing Director of the Sub-Adviser. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability will be recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. At April 30, 1997 , the Fund's investments to cover the deferred compensation liability had unrealized appreciation of $211.

NOTE C --
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than short-term securities, during the period ended April 30, 1997 aggregated $27,487,116 and $44,323,257, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the period ended April 30, 1997.

The cost of investments owned at April 30, 1997 (including the joint repurchase agreement) for federal income tax purposes was $55,833,383. Gross unrealized appreciation and depreciation of investments aggregated $6,534,997 and $4,144,519, respectively, resulting in net unrealized appreciation of $2,390,478.



NOTES

John Hancock Funds - Pacific Basin Equities Fund

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